FOUNTAIN SQUARE FUNDS

Investment A Shares
Investment C Shares

PROSPECTUS





Fountain Square Funds (the "Trust") is an open-end management investment company (a mutual fund). This combined prospectus offers investors interests in Investment A Shares and Investment C shares of the following ten separate investment portfolios (the "Funds"), each having a distinct investment objective and policies:

         -Fountain Square U.S. Government Securities Fund;
         -Fountain Square Quality Bond Fund;
         -Fountain Square Ohio Tax Free Bond Fund;
         -Fountain Square Quality Growth Fund;
         -Fountain Square Mid Cap Fund;
         -Fountain Square Balanced Fund;
         -Fountain Square International Equity Fund;
         -Fountain Square Equity Income Fund;
         -Fountain Square Bond Fund For Income; and
         -Fountain Square Municipal Bond Fund

This combined prospectus contains the information you should read and know before you invest in any of the Funds. Keep this prospectus for future reference.

Additional information about the Funds is contained in the Funds' Combined Statement of Additional Information, dated September 30, 1996, restated as of January 17, 1997, which has also been filed with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information free of charge, obtain other information, or make inquiries about any of the Funds by writing to or calling the Trust at 1-888-799-5353.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF FIFTH THIRD BANK, ARE NOT ENDORSED OR GUARANTEED BY FIFTH THIRD BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.








Prospectus dated September 30, 1996
(Restated as of April 1, 1997)

TABLE OF CONTENTS



SYNOPSIS..................................................................  1
         Risk Factors.....................................................  2

EXPENSES OF THE FUNDS
INVESTMENT A SHARES.......................................................  3

EXPENSES OF THE FUNDS
INVESTMENT A SHARES.......................................................  5

EXPENSES OF THE FUNDS
INVESTMENT C SHARES.......................................................  7

EXPENSES OF THE FUNDS
INVESTMENT C SHARES.......................................................  9

FOUNTAIN SQUARE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS - INVESTMENT A SHARES................................ 11

FOUNTAIN SQUARE U.S. GOVERNMENTAL SECURITIES FUND
FINANCIAL HIGHLIGHTS - INVESTMENT C SHARES................................ 12

FOUNTAIN SQUARE QUALITY BOND FUND
FINANCIAL HIGHLIGHTS - INVESTMENT A SHARES................................ 13

FOUNTAIN SQUARE QUALITY BOND FUND
FINANCIAL HIGHLIGHTS - INVESTMENT C SHARES................................ 14

FOUNTAIN SQUARE OHIO TAX FREE BOND FUND
FINANCIAL HIGHLIGHTS - INVESTMENT A SHARES................................ 15

FOUNTAIN SQUARE OHIO TAX FREE BOND FUND
FINANCIAL HIGHLIGHTS - INVESTMENT C SHARES................................ 16

FOUNTAIN SQUARE QUALITY GROWTH FUND
FINANCIAL HIGHLIGHTS - INVESTMENT A SHARES................................ 17

FOUNTAIN SQUARE QUALITY GROWTH FUND
FINANCIAL HIGHLIGHTS - INVESTMENT C SHARES................................ 18

FOUNTAIN SQUARE MID CAP FUND
FINANCIAL HIGHLIGHTS - INVESTMENT A SHARES................................ 19

FOUNTAIN SQUARE MID CAP FUND
FINANCIAL HIGHLIGHTS - INVESTMENT C SHARES................................ 20

FOUNTAIN SQUARE BALANCED FUND
FINANCIAL HIGHLIGHTS - INVESTMENT A SHARES................................ 21

FOUNTAIN SQUARE BALANCED FUND
FINANCIAL HIGHLIGHTS - INVESTMENT C SHARES................................ 22

FOUNTAIN SQUARE INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS - INVESTMENT A SHARES................................ 23

FOUNTAIN SQUARE INTERNATIONAL EQUITY FUND


FINANCIAL HIGHLIGHTS - INVESTMENT C SHARES................................ 24

PREDECESSOR COMMON TRUST FUNDS PERFORMANCE


INFORMATION............................................................... 25

OBJECTIVE OF EACH FUND.................................................... 26
         Government Securities Fund....................................... 26
                  Acceptable Investments.................................. 26
                  Investment Limitations.................................. 26
         Quality Bond Fund................................................ 26
                  Acceptable Investments.................................. 27
                  Collateralized Mortgage
                  Obligations............................................. 27
                  Investment Limitations.................................. 27
         Ohio Tax Free Bond Fund.......................................... 27
                  Acceptable Investments.................................. 27
                  Characteristics......................................... 28
                  Participation Interests................................. 28
                  Variable Rate Municipal Securities...................... 28
                  Municipal Leases........................................ 28
                  Temporary Investments................................... 28
                  Ohio Municipal Securities............................... 28
                  Investment Risks........................................ 29
                  Non-Diversification..................................... 29
                  Investment Limitations.................................. 29
         Quality Growth Fund.............................................. 29
                  Acceptable Investments.................................. 29
                  Convertible Securities.................................. 29
                  Investment Limitations.................................. 30
         Mid Cap Fund..................................................... 30
                  Acceptable Investments.................................. 30
                  Investment Limitations.................................. 30
         Balanced Fund.................................................... 30
                  Acceptable Investments.................................. 30
                  Money Market Instruments................................ 31
                  Investment Limitations.................................. 31
         International Equity Fund........................................ 31
                  Acceptable Investments.................................. 32
                  Money Market Instruments................................ 32
                  Foreign Currency Transactions........................... 32
                  Forward Foreign Currency
                  Exchange Contracts...................................... 32
                  Investment Limitations.................................. 33
                  Risk Considerations..................................... 33
         Equity Income Fund............................................... 33
                  Acceptable Investments.................................. 33
                  Investment Limitations.................................. 33
         Bond Fund For Income............................................. 33
                  Acceptable Investments.................................. 33
                  Investment Limitations.................................. 34
         Municipal Bond Fund.............................................. 34
                  Acceptable Investments.................................. 34
                  Characteristics......................................... 34
                  Temporary Investments................................... 34
                  Municipal Securities.................................... 34
                  Investment Limitations.................................. 35

                                       I

 PORTFOLIO INVESTMENTS AND STRATEGIES..................................... 35
          Borrowing Money................................................. 35
          Diversification................................................. 35
          Restricted and Illiquid Securities.............................. 35
          Repurchase Agreements........................................... 35
          When-Issued and Delayed Delivery
          Transactions.................................................... 36
          Lending of Portfolio Securities................................. 36
          Options and Futures............................................. 36
                   Put and Call Options................................... 36
                   Futures and Options on Futures......................... 37
                   Risks.................................................. 37
          Equity Investment Considerations................................ 38
          Foreign Investments............................................. 38
                   Exchange Rates......................................... 38
                   Foreign Companies...................................... 38
                   U.S. Government Policies............................... 39
                   Emerging Markets....................................... 39
                   Foreign Bank Instruments............................... 39
          Derivative Securities........................................... 39
          Bond Ratings.................................................... 39
          Temporary Investments........................................... 39
                   Variable Rate Demand Notes............................. 40
                   Commercial Paper....................................... 40
                   Bank Instruments....................................... 40

 FOUNTAIN SQUARE FUNDS INFORMATION........................................ 40
          Management of the Trust......................................... 40
                   Board of Trustees...................................... 40
                   Investment Advisor..................................... 40
                   Advisory Fees.......................................... 40
                   Advisor's Background................................... 41
                   Portfolio Managers' Background......................... 41
                   Sub-Advisor............................................ 41
                   Sub-Advisory Fees...................................... 41
                   Sub-Advisor's Background............................... 41
                   Portfolio Managers' Background......................... 41
          Distribution of Shares of the Funds............................. 42
          Distribution Plan............................................... 42
          Administrative Services Agreement (Investment
          C Shares Only).................................................. 42
          Other Payments to Financial Institutions........................ 42
          Administration of the Funds..................................... 43
                   Administrative Services................................ 43
          Custodian, Transfer Agent and Dividend
          Disbursing Agent................................................ 43
          Independent Auditors............................................ 43
          Expenses of the Funds, Investment A Shares,
          and Investment C Shares......................................... 43
          Brokerage Transactions.......................................... 43

 NET ASSET VALUE.......................................................... 44

 INVESTING IN THE FUNDS................................................... 44
          Share Purchases................................................. 44
          Minimum Investment Required..................................... 44
          Investing In Investment A Shares................................ 44
                   Purchases at Net Asset Value........................... 45
                   Dealer Concessions..................................... 45
                   Reducing/Eliminating the Sales
                   Charge................................................. 45
                   Quantity Discounts and
                   Accumulated Purchases.................................. 45
                   Letter of Intent....................................... 46

         Fifth Third Bank Club 53, One Account Plus, One
         Account Gold, One Account Advantage and
         One Account Platinum Programs.................................... 46
                  Purchases with Proceeds from
                           Redemptions of
                           Unaffiliated Mutual Fund
                           Shares......................................... 46
                  Purchases with Proceeds from
                           Distributions of
                           Qualified Retirement
                           Plans or Other Trusts
                           Administered by Fifth
                           Third Bank..................................... 46

                  Concurrent Purchases.................................... 46
         Investing in Investment C Shares................................. 46
         Exchanging Securities for Fund Shares............................ 47
         Systematic Investment Program.................................... 47
         Certificates and Confirmations................................... 47
         Dividends and Capital Gains...................................... 47

EXCHANGES................................................................. 47

REDEEMING SHARES.......................................................... 48
         By Telephone..................................................... 48
         By Mail.......................................................... 48
         Systematic Withdrawal Program.................................... 49
         Accounts with Low Balances....................................... 49
         Contingent Deferred Sales Charge................................. 49

SHAREHOLDER INFORMATION................................................... 50
         Voting Rights.................................................... 50
         Massachusetts Law................................................ 50

EFFECT OF BANKING LAWS.................................................... 50

TAX INFORMATION........................................................... 50
         Federal Income Tax............................................... 50
         Additional Tax Information for Ohio Tax Free
                  Bond Fund............................................... 51
                  State of Ohio Income Taxes.............................. 51
                  Other State and Local Taxes............................. 51
         Additional Tax Information for Municipal
         Bond Fund........................................................ 51

ADDITIONAL TAX INFORMATION FOR INTERNATIONAL EQUITY FUND.................. 51

PERFORMANCE INFORMATION................................................... 51

ADDRESSES................................................................. 53



                                       II

SYNOPSIS
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. This prospectus relates only to the ten Funds described herein. The Funds are designed for individuals and institutions as a convenient means of accumulating interests in professionally managed portfolios.

Shares of the following ten Funds are offered in this prospectus:

         - Fountain Square U.S. Government Securities Fund ("Government Securities Fund")-seeks to provide a high level of current income by investing primarily in U.S. government securities, including U.S. Treasury and government agency issues;

         - Fountain Square Quality Bond Fund ("Quality Bond Fund")-seeks to provide a high level of current income with capital growth as a secondary objective by investing in investment grade debt securities of U.S. corporations, U.S. dollar-denominated issues of foreign corporations, U.S. government securities, and collateralized mortgage obligations;

         - Fountain Square Ohio Tax Free Bond Fund ("Ohio Tax Free Bond Fund")-seeks to provide current income exempt from federal income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities by investing primarily in Ohio municipal securities. The Fund is not likely to be a suitable investment for non-Ohio taxpayers or retirement plans since it intends to invest in Ohio municipal securities;

         - Fountain Square Quality Growth Fund ("Quality Growth Fund")-seeks to provide growth of capital by investing primarily in common stocks of high-quality companies, generally leaders in their industries, with minimum market capitalization of $100 million;

         - Fountain Square Mid Cap Fund ("Mid Cap Fund")-seeks to provide growth of capital with income as a secondary objective by investing primarily in common stocks of companies with superior long-term growth opportunities and maximum market capitalizations of approximately $3 billion;

         - Fountain Square Balanced Fund ("Balanced Fund")-seeks to provide capital appreciation and income by investing primarily in common stocks of high quality companies, generally leaders in their industries, and in investment grade debt securities of U.S. corporations, U.S. dollar- denominated issues of foreign corporations, U.S. government securities, and collateralized mortgage obligation;

         - Fountain Square International Equity Fund ("International Equity Fund")-seeks to provide long- term capital appreciation by investing primarily in equity securities of non-U.S. issuers;

         - Fountain Square Equity Income Fund ("Equity Income Fund") seeks to provide a high level of current income consistent with capital appreciation by investing primarily in high quality common stocks or convertible securities that have above-average current yield;

         - Fountain Square Bond Fund For Income ("Bond Fund For Income") seeks to provide a high level of current income by investing primarily in investment grade debt securities with remaining maturities of ten years or less; and

         - Fountain Square Municipal Bond Fund ("Municipal Bond Fund") seeks to provide a high level of current income that is exempt from federal regular income taxes by investing primarily in investment grade municipal securities.

For information on how to purchase shares of any of the Funds, please refer to "Investing in the Funds." A minimum initial investment of $1,000 is required for each Fund. Subsequent investments must be in amounts of at least $50. Investment A Shares of each Fund are sold at net asset value plus any applicable sales charge, and are redeemed at net asset value. Certain investors may purchase Investment A Shares at net asset value without the imposition of a sales charge. Investment C Shares of each Fund are sold at net asset value, but may be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months following purchase. Information on redeeming shares may be found under "Redeeming Shares." The Funds are advised by Fifth Third Bank ( the "Advisor" ). The International Equity Fund is sub-advised by Morgan Stanley Asset Management, Inc. (the "Sub-Advisor").

RISK FACTORS

Investors should be aware of the following general considerations: market values of fixed-income securities, which constitute a major part of the investments of some Funds and may include securities considered derivative securities as described in this prospectus, may vary inversely in response to changes in prevailing interest rates. The foreign securities in which some Funds may invest may include securities of companies in emerging growth countries and may be subject to certain risks in addition to those inherent in U.S. investments. One or more Funds may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, lending portfolio securities and entering into financial futures contracts and related options as hedges. These risks and those associated with investing in mortgage-backed securities, when-issued securities, options and variable rate securities are described under "Objective of Each Fund" and "Portfolio Investments and Strategies."

EXPENSES OF THE FUNDS
INVESTMENT A SHARES
--------------------------------------------------------------------------------


                               INVESTMENT A SHARES
                        SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Load Imposed on Purchases
(as a percentage of offering price).....................................4.50%


Maximum Sales Load Imposed on Reinvested Dividends
(as a percentage of offering price).....................................None

Contingent Deferred Sales Charge
(as a percentage of original purchase price or
redemption proceeds, as applicable).....................................None

Redemption Fees (as a percentage of amount redeemed, if applicable).....None

Exchange Fee............................................................None

                               INVESTMENT A SHARES
                         ANNUAL FUND OPERATING EXPENSES
                     (As a percentage of average net assets)


                                                                                   Ohio            Bond
                                                 Government        Quality       Tax Free          Fund          Municipal
                                                 Securities         Bond           Bond            For             Bond
                                                 Fund               Fund           Fund           Income           Fund
                                                 ----               ----           ----           ------           ----

Management Fees (after waivers)(1)............   0.45%              0.55%         0.55%           0.55%          0.55%
12b-1 Fees (after waivers)(2).................   0.00%              0.00%         0.00%           0.00%          0.00%
Other Expenses (after waivers and/or
reimbursements)(3)............................   0.30%              0.20%         0.20%           0.21%          0.25%
Total Investment A Shares Operating
Expenses(4)...................................   0.75%              0.75%         0.75%           0.76%          0.80%




(1) The management fee of the Government Securities Fund and Quality Bond Fund have been reduced to reflect the voluntary waiver of the investment advisory fee by the investment advisor. The advisor can terminate this voluntary waiver at any time at its sole discretion. With respect to each of the above-mentioned Funds, the maximum management fee is 0.55%.

(2) As of the date of this prospectus, the Investment A Shares are not paying or accruing 12b-1 fees. Investment A Shares will not accrue or pay 12b-1 fees until a separate class of shares for certain trust or qualified plan customers of financial institutions is created or a determination is made that such investors will be subject to the 12b-1 fees. Investment A Shares can pay up to 0.35% as a 12b-1 fee to the distributor.

(3) Other expenses have been reduced to reflect the anticipated voluntary waiver of a portion of the administration fee. With respect to the Bond Fund For Income and the Municipal Bond Fund, other expenses are based on estimated amounts for the current fiscal year.

(4) Total Investment A Shares Operating Expenses for the Government Securities Fund would have been 1.20% absent the voluntary waivers by the investment advisor and the administrator, and the waiver of the 12b-1 fee. Total Investment A Shares Operating Expenses for the Quality Bond Fund and the Ohio Tax Free Bond Fund would have been 1.16% and 1.13%, respectively, absent the voluntary waiver by the administrator, and the waiver of the 12b-1 fee. Total Investment A Shares Operating Expenses for the Bond Fund For Income and the Municipal Bond Fund are estimated to be 1.21% and 1.25%, respectively, absent the voluntary waiver by the administrator and the waiver of 12b-1 fees.


         THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER IN INVESTMENT A SHARES OF EACH FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FOUNTAIN SQUARE FUNDS INFORMATION" AND "INVESTING IN THE FUNDS." WIRE- TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.

         LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE

         You would pay the following expenses on a $1,000 investment in Investment A Shares assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) payment of the maximum sales charge. Investment A Shares charge no redemption fees.


                                           Government                             Ohio            Bond Fund
                                           Securities          Quality          Tax Free             For             Municipal
                                              Fund            Bond Fund         Bond Fund          Income            Bond Fund
                                              ----            ---------         ---------          ------            ---------

 1 Year...............................        $ 52              $ 52              $ 52              $ 52               $ 53
 3 Years..............................        $ 68              $ 68              $ 68              $ 68               $ 69
 5 Years..............................        $ 85              $ 85              $ 85               N/A                N/A
10 Years..............................        $134              $134              $134               N/A                N/A


         THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

EXPENSES OF THE FUNDS
INVESTMENT A SHARES
--------------------------------------------------------------------------------

                               INVESTMENT A SHARES
                        SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Load Imposed on Purchases (as a Percentage of offering price)............4.50%
Maximum Sales Load Imposed on Reinvested Dividends
 (as a percentage of offering price)...................................................None
Contingent Deferred Sales Charge
 (as a percentage of original purchase price or redemption proceeds, as applicable)....None
Redemption Fees (as a percentage of amount redeemed, if applicable)....................None
Exchange Fee...........................................................................None







                               INVESTMENT A SHARES
                         ANNUAL FUND OPERATING EXPENSES
                     (As a percentage of average net assets)






                                                      Quality                                     International       Equity
                                                      Growth          Mid Cap       Balanced         Equity           Income
                                                       Fund            Fund           Fund            Fund             Fund
                                                       ----            ----           ----            ----             ----

Management Fees (after waivers)(1)..............   0.80%           0.80%          0.80%               1.00%        0.80%
12b-1 Fees (after waivers)(2)...................   0.00%           0.00%          0.00%               0.00%        0.00%
Other Expenses (after waivers)..................   0.20%(3)        0.20%(3)       0.20%(3)            0.35%        0.24%
Total Investment A Shares Operating Expenses(4).
                                                   1.00%           1.00%          1.00%               1.35%        1.04%


(1) The management fee of the Balanced Fund has been reduced to reflect the voluntary waiver of the investment advisory fee by the investment advisor. The advisor can terminate this voluntary waiver at any time at its sole discretion. With respect to each of the above-mentioned Funds, the maximum management fee is 0.80%, except for the International Equity Fund which is 1.00%.

(2) As of the date of this prospectus, the Investment A Shares are not paying or accruing 12b-1 fees. Investment A Shares will not accrue or pay 12b-1 fees until a separate class of shares for certain trust or qualified plan customers of financial institutions is created or a determination is made that such investors will be subject to the 12b-1 fees. Investment A Shares can pay up to 0.35% as a 12b-1 fee to the distributor.

(3) Other expenses for all of the Funds except the Equity Income Fund have been reduced to reflect the anticipated voluntary waiver of a portion of the administration fee. Other expenses for the Equity Income Fund are based on estimated amounts for the current fiscal year.

(4) Total Investment A Shares Operating Expenses for the Quality Growth Fund, the Mid Cap Fund, the Balanced Fund, and the International Equity Fund would have been 1.38%, 1.40%, 1.40%, and 1.80%, respectively, absent the voluntary waiver by the administrator and the waiver of the 12b-1 fees. Total Investment A Shares Operating Expenses for the Equity Income Fund are estimated to be 1.49% absent the voluntary waiver by the administrator and the waiver of 12b-1 fees.

         THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER IN INVESTMENT A SHARES OF EACH FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FOUNTAIN SQUARE FUNDS INFORMATION" AND "INVESTING IN THE FUNDS." Wire- transferred redemptions of less than $5,000 may be subject to additional fees.

         LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE

         You would pay the following expenses on a 1,000 investment in Investment A Shares assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) payment of the maximum sales charge. Investment A Shares charge no redemption fees.


                                               Quality          Mid Cap          Balanced        International        Equity
                                               Growth            Fund              Fund             Equity            Income
                                                Fund             ----              ----              Fund              Fund
                                                ----                                                 ----              ----

1 Year..................................        $ 55             $ 55              $ 55              $ 61              $ 55
3 Years.................................        $ 75             $ 75              $ 75              $ 95              $ 77
5 Years.................................        $ 98             $ 98              $ 98              $131               N/A
10 Years................................        $162             $162              $162              $232               N/A




         THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

EXPENSES OF THE FUNDS
INVESTMENT C SHARES

------------------------------------------------------------------------------



                               INVESTMENT C SHARES
                        SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Load Imposed on Purchases (as a percentage of offering price)......None
Maximum Sales Load Imposed on Reinvested Dividends
         (as a percentage of offering price).....................................None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)(1)...............1.00%
Redemption Fees (as a percentage of amount redeemed, if applicable)..............None
Exchange Fee.....................................................................None

                               INVESTMENT C SHARES
                         ANNUAL FUND OPERATING EXPENSES
                     (As a percentage of average net assets)


                                                                                   Ohio
                                                   Government        Quality     Tax Free          Bond          Municipal
                                                   Securities         Bond         Bond          Fund For          Bond
                                                      Fund            Fund         Fund           Income           Fund
                                                      ----            ----         ----           ------           ----

Management Fees (after waivers)(2)...............   0.45%             0.55%        0.55%           0.55%          0.55%
12b-1 Fees (after waivers)(3)....................   0.50%             0.50%        0.50%           0.50%          0.50%
Administrative Service Fee.......................   0.25%             0.25%        0.25%           0.25%          0.25%
Other Expenses (after waivers and/or
reimbursements)(4)...............................   0.30%             0.20%        0.20%           0.21%          0.25%
Total Investment C Shares Operating Expenses(5)..   1.50%             1.50%        1.50%           1.51%          1.55%


(1) The contingent deferred sales charge is 1.00% of the lesser of the original purchase price or the net asset value of Shares redeemed within one year of the purchase date. (See "Contingent Deferred Sales Charge").

(2) The management fee of the Government Securities Fund and Quality Bond Fund have been reduced to reflect the voluntary waiver of a portion of the investment advisory fee by the investment advisor. The advisor can terminate this voluntary waiver at any time at its sole discretion. With respect to each of the above-mentioned Funds, the maximum management fee is 0.55%.

(3) The Investment C Shares of the Funds can pay up to 0.75% as a 12b-1 fee to the distributor.

(4) With respect to the Government Securities Fund, the Quality Bond Fund, and the Ohio Tax Free Bond Fund, other expenses have been reduced to reflect the anticipated voluntary waiver by the administrator. With respect to the Bond Fund For Income and the Municipal Bond Fund, other expenses are based on estimated amounts for the current fiscal year.

(5) Total Investment C Shares Operating Expenses for the Government Securities Fund would have been 1.85% absent the voluntary waivers by the investment advisor and the administrator, and the waiver of a portion of the 12b-1 fee. Total Investment C Shares Operating Expenses for the Quality Bond Fund and the Ohio Tax Free Bond Fund would have been 1.81% and 1.78%, respectively, absent the voluntary waiver by the administrator and the waiver of a portion of the 12b-1 fee. Total Investment C Operating Expenses for the Bond Fund For Income and the Municipal Bond Fund are estimated to be 1.86% and 1.90%, respectively, absent the voluntary waiver by the administrator and the waiver of a portion of the 12b-1 fee.

         THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER IN INVESTMENT C SHARES OF EACH FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FOUNTAIN SQUARE FUNDS INFORMATION" AND "INVESTING IN THE FUNDS." Wire transferred redemptions of less than $5,000 may be subject to additional fees.

         LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE
-------

         You would pay the following expenses on a $1,000 investment in Investment C Shares assuming (1) 5% annual return; (2) either redemption at the end of Year 1 or no redemption; and (3) payment of the maximum sales charge.


                                                                                       Ohio          Bond
                                                     Government        Quality       Tax Free        Fund         Municipal
                                                     Securities         Bond           Bond           For           Bond
                                                        Fund            Fund           Fund         Income          Fund
                                                        ----            ----           ----         ------          ----

1 Year (assuming no redemption).....................   $25               $25           $25             $25         $26
3 Years.............................................   $15               $15           $15             $15         $16
5 Years.............................................   $47               $47           $47             $48         $49
10 Years............................................   $82               $82           $82             N/A         N/A
                                                      $179              $179          $179             N/A         N/A



         The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

EXPENSES OF THE FUNDS
INVESTMENT C SHARES
--------------------------------------------------------------------------------


                               INVESTMENT C SHARES
                        SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Load Imposed on Purchases (as a percentage of offering price)............None
Maximum Sales Load Imposed on Reinvested Dividends
         (as a percentage of offering price)...........................................None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)(1).....................1.00%
Redemption Fees (as a percentage of amount redeemed, if applicable)....................None
Exchange Fee...........................................................................None

                  ANNUAL INVESTMENT C SHARES OPERATING EXPENSES
                     (As a percentage of average net assets)


                                                  Quality           Mid                     International             Equity
                                                   Growth           Cap         Balanced       Equity                 Income
                                                    Fund            Fund          Fund         Fund                    Fund
                                                    ----            ----          ----         ----                    ----

Management Fees (after waivers)(2)...............   0.80%           0.80%         0.80%         1.00%                  0.80%
12b-1 Fees (after waivers)(3)....................   0.50%           0.50%         0.50%         0.50%                  0.50%
Administrative Service Fee.......................   0.25%           0.25%         0.25%         0.25%                  0.25%
Other Expenses (after waivers....................   0.20%           0.20%(4)      0.20%         0.35%                  0.24%
Total Investment C Shares Operating Expenses(5)..   1.75%           1.75%         1.75%         2.10%                  1.79%

(1) The contingent deferred sales charge is 1.00% of the lesser of the original purchase price or the net asset value of Shares redeemed within one year of the purchase date. (See "Contingent Deferred Sales Charge").

(2) The management fee of the Balanced Fund has been reduced to reflect the voluntary waiver of the investment advisory fee by the investment advisor. The advisor can terminate this voluntary waiver at any time at its sole discretion. With respect to each of the above-mentioned Funds, the maximum management fee is 0.80%, except for the International Equity Fund which is 1.00%.

(3) The Investment C Shares of the Funds can pay up to 0.75% as a 12b-1 fee to the distributor.

(4) Other expenses for all of the Funds have been reduced to reflect the anticipated voluntary waiver of a portion of the administration fee. Other expenses for the Equity Income Fund are based on estimated amounts for the current fiscal year.

(5) Total Investment C Shares Operating Expenses for the Quality Growth Fund, the Mid Cap Fund, the Balanced Fund, and the International Equity Fund would have been 2.03%, 2.05% 2.05%, and 2.45%, respectively, absent the voluntary waiver by the administrator and the waiver of a portion of the 12b-1 fee. Total Investment C Shares Operating Expenses for the Equity Income Fund are estimated to be 2.14% absent the wavier by the administrator and the waiver of a portion of the 12b-1 fee.

         THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER IN INVESTMENT C SHARES OF EACH FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FOUNTAIN SQUARE FUNDS INFORMATION" AND "INVESTING IN THE FUNDS." Wire transferred redemptions of less than $5,000 may be subject to additional fees.


         LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE
-------

         You would pay the following expenses on a $1,000 investment in Investment C Shares assuming (1) 5% annual return; (2) either redemption at the end of Year 1 or no redemption; and (3) payment of the maximum sales charge.



                                                   Quality                                            International      Equity
                                                   Growth           Mid Cap           Balanced           Equity          Income
                                                    Fund             Fund               Fund              Fund            Fund
                                                    ----             ----               ----              ----            ----

1 Year (assuming redemption)................        $ 28             $ 28               $ 28              $ 32         $28

1 Year (assuming no redemption).............        $ 18             $ 18               $ 18              $ 22         $18

3 Years.....................................        $ 55             $ 55               $ 55              $ 69         $56

5 Years.....................................        $ 95             $ 95               $ 95              $118         N/A

10 Years....................................        $206             $206               $206              $253         N/A


         The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

FOUNTAIN SQUARE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS - INVESTMENT A SHARES
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 11, 1996, on the Funds' financial statements for the year ended July 31, 1996 is included in the Combined Annual Report, which is incorporated by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained from the Trust. The Financial Highlights presented below are historical information for shares of Fountain Square U.S. Government Securities Fund, which were the predecessor to Investment A Shares of the Fund.



                                                                                 YEAR ENDED JULY 31,
                                                       -----------------------------------------------------------------------
                                                             1996              1995              1994            1993*
                                                             ----              ----              ----            ----
---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $9.77             $9.64            $10.21          $10.00
                                                             -----             -----             ------          ------
---------------------------------------------------------
Income from investment operations
---------------------------------------------------------
         Net investment income                                0.55              0.58              0.51            0.35
---------------------------------------------------------
         Net realized and unrealized gains (losses) on
         investments                                         (0.20)             0.13             (0.49)           0.13
                                                             -----              ----             ------           ----
---------------------------------------------------------
         Total from investment operations                     0.35              0.71              0.02            0.48
                                                              ----              ----              ----            ----
---------------------------------------------------------
Less distributions
---------------------------------------------------------
         Dividends to shareholders from net
         investment income                                   (0.57)            (0.58)            (0.57)          (0.27)
---------------------------------------------------------
         Distributions to shareholders from net realized
         gains on investment transactions
                                                             -----             -----             (0.02)          ---
                                                             -----             -----             ------          ---
---------------------------------------------------------
         Total distributions                                 (0.57)            (0.58)            (0.59)          (0.27)
                                                            ------            ------            ------          ------
---------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $9.55             $9.77             $9.64          $10.21
                                                             =====             =====             =====          ======
---------------------------------------------------------
TOTAL RETURN**                                                3.63%             7.66%             0.11%           4.87%(c)
---------------------------------------------------------
Ratios to Average Net Assets
---------------------------------------------------------
         Expenses                                             0.75%             0.75%             0.75%           0.74%(b)
---------------------------------------------------------
         Net investment income                                5.67%             5.98%             5.17%           5.36%(b)
---------------------------------------------------------
         Expense waiver/reimbursement (a)                     0.29%             0.39%             0.18%           0.33%(b)
---------------------------------------------------------
Supplemental data
---------------------------------------------------------
         Net assets, end of period (000 omitted)           $30,754           $25,054           $29,107         $29,603
---------------------------------------------------------
         Portfolio turnover rate                               103%              115%               55%             23%
---------------------------------------------------------

*Reflects operations for the period from November 20, 1992 (date of initial public investment) to July 31, 1993.

**Based on net asset value, which does not reflect the sales load.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b) Annualized.
(c) Not annualized.

(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE U.S. GOVERNMENTAL SECURITIES FUND
FINANCIAL HIGHLIGHTS - INVESTMENT C SHARES
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 11, 1996, on the Funds' financial statements for the year ended July 31, 1996 is included in the Combined Annual Report, which is incorporated by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained from the Trust.




                                                           Period
                                                           Ended
                                                           July 31,
                                                           1996*
                                                           -----
---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $9.65
                                                            -----
---------------------------------------------------------
Income from investment operations
---------------------------------------------------------
         Net investment income                               0.16
---------------------------------------------------------
         Net realized and unrealized losses on
         investments                                        (0.10)
---------------------------------------------------------   -----
         Total from investment operations                    0.06
---------------------------------------------------------   -----
Less distributions
---------------------------------------------------------
         Dividends to shareholders from net
         investment income                                  (0.15)
---------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $9.56
                                                            =====
---------------------------------------------------------
TOTAL RETURN**                                               3.48%(c)
---------------------------------------------------------
Ratios to Average Net Assets
---------------------------------------------------------
         Expenses                                            1.52%(b)
---------------------------------------------------------
         Net investment income                               4.80%(b)
---------------------------------------------------------
         Expense waiver (a)                                  0.37%(b)
---------------------------------------------------------
Supplemental data
---------------------------------------------------------
         Net assets, end of period (000 omitted)           $49
---------------------------------------------------------
         Portfolio turnover rate                           103%
---------------------------------------------------------

*Reflects operations for the period from April 24, 1996 (date of commencement of operations) to July 31, 1996.

**Based on net asset value, which does not reflect the contingent deferred sales charge.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(b) Annualized.

(c) Represents total return for Investment A Shares for the period from August 1, 1995 to April 23, 1996, plus the total return for the Investment C Shares for the period from April 24, 1996 to July 31, 1996.

(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE QUALITY BOND FUND
FINANCIAL HIGHLIGHTS - INVESTMENT A SHARES
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 11, 1996, on the Funds' financial statements for the year ended July 31, 1996 is included in the Combined Annual Report, which is incorporated by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained from the Trust. The Financial Highlights presented below are historical information for shares of Fountain Square Quality Bond Fund, which were the predecessor to Investment A Shares of the Fund.



                                                                                 YEAR ENDED JULY 31,
                                                       -----------------------------------------------------------------------
                                                          1996              1995              1994            1993
                                                          ----              ----              ----            ----
---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $9.72             $9.55            $10.29          $10.00
                                                          -----             -----            ------          ------
---------------------------------------------------------
Income from investment operations
---------------------------------------------------------
         Net investment income                             0.56              0.64              0.57            0.41
---------------------------------------------------------
         Net realized and unrealized gains (losses) on
         investments                                      (0.19)             0.17             (0.69)           0.26
                                                          ------             ----             ------           ----
---------------------------------------------------------
         Total from investment operations                  0.37              0.81             (0.12)           0.67
                                                           ----              ----             ------           ----
---------------------------------------------------------
Less distributions
---------------------------------------------------------
         Dividends to shareholders from net
         investment income                                 (0.57)           (0.64)            (0.59)          (0.38)
---------------------------------------------------------
         Distributions to shareholders from net realized
         gains on investment transactions
                                                           -----            -----             (0.03)           ---
                                                           -----            -----             ------           ---
---------------------------------------------------------
         Total distributions                               (0.57)           (0.64)            (0.62)          (0.38)
                                                           ------           ------            ------          ------
---------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $9.52            $9.72             $9.55          $10.29
                                                            =====            =====             =====          ======
---------------------------------------------------------
TOTAL RETURN**                                              3.86%            8.89%            (1.25%)          6.78%(c)
---------------------------------------------------------
Ratios to Average Net Assets
---------------------------------------------------------
         Expenses                                           0.75%            0.75%             0.75%           0.74%(b)
---------------------------------------------------------
         Net investment income                              5.80%            6.72%             5.76%           6.07%(b)
---------------------------------------------------------
         Expense waiver/reimbursement (a)                   0.06%            0.09%             0.11%           0.23%(b)
---------------------------------------------------------
Supplemental data
---------------------------------------------------------
         Net assets, end of period (000 omitted)         $83,422          $55,767           $47,272         $37,962
---------------------------------------------------------
         Portfolio turnover rate                             117%             138%              112%            19%
---------------------------------------------------------

*Reflects operations for the period from November 20, 1992 (date of initial public investment) to July 31, 1993.

**Based on net asset value, which does not reflect the sales load.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b) Annualized.
(c) Not annualized.

(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE QUALITY BOND FUND
FINANCIAL HIGHLIGHTS - INVESTMENT C SHARES
------------------------------------------------------------------------------
(For a share outstanding throughout each period)

The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 11, 1996, on the Funds' financial statements for the year ended July 31, 1996 is included in the Combined Annual Report, which is incorporated by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained from the Trust.


                                                          Period
                                                          Ended
                                                          July 31,
                                                          1996*
                                                          -----
------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $9.62
                                                        -------
------------------------------------------------
Income from investment operations
------------------------------------------------
         Net investment income                             0.14
------------------------------------------------
         Net realized and unrealized losses on
------------------------------------------------
         investments                                      (0.08)
                                                        -------

------------------------------------------------
         Total from investment operations                  0.06
------------------------------------------------        -------
Less distributions
------------------------------------------------
         Dividends to shareholders from net
------------------------------------------------
         investment income                                (0.15)
------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $9.53
                                                        =======
------------------------------------------------
TOTAL RETURN**                                             3.71%(c)
------------------------------------------------
Ratios to Average Net Assets
------------------------------------------------
         Expenses                                          1.52%(b)
------------------------------------------------
         Net investment income                             5.03%(b)
------------------------------------------------
         Expense waiver (a)                                0.09%(b)
------------------------------------------------
Supplemental data
------------------------------------------------
         Net assets, end of period (000 omitted)           $162
------------------------------------------------
         Portfolio turnover rate                            117%
------------------------------------------------

*Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.

**Based on net asset value, which does not reflect the contingent deferred sales charge.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(b) Annualized.

(c) Represents total return for Investment A Shares for the period from August 1, 1995 to April 24, 1996, plus the total return for the Investment C Shares for the period from April 25, 1996 to July 31, 1996.

(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE OHIO TAX FREE BOND FUND
FINANCIAL HIGHLIGHTS - INVESTMENT A SHARES
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 11, 1996, on the Funds' financial statements for the year ended July 31, 1996 is included in the Combined Annual Report, which is incorporated by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained from the Trust. The Financial Highlights presented below are historical information for shares of Fountain Square Ohio Tax Free Bond Fund, which were the predecessor to Investment A Shares of the Fund.



                                                                                   YEAR ENDED JULY 31,
                                                              -------------------------------------------------------------
                                                                  1996              1995              1994            1993*
                                                                  ----              ----              ----            ----
------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $9.99            $9.75             $9.95          $10.00
                                                              ----------       ----------       -----------       ---------
------------------------------------------------------
Income from investment operations
------------------------------------------------------
         Net investment income                                      0.40             0.42              0.40            0.05
------------------------------------------------------
         Net realized and unrealized gains (losses) on
         investments                                                0.03             0.24             (0.21)          (0.05)
                                                              ----------       ----------       -----------       ---------
------------------------------------------------------
         Total from investment operations                           0.43             0.66              0.19           --
                                                              ----------       ----------       -----------       ---------
------------------------------------------------------
Less distributions
------------------------------------------------------
         Dividends to shareholders from net
         investment income                                         (0.41)           (0.42)            (.039)          (0.05)
                                                              ----------       ----------       -----------       ---------
------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $10.01            $9.99             $9.75           $9.95
                                                              ==========       ==========       ===========       =========
------------------------------------------------------
TOTAL RETURN**                                                      4.33%            7.02%             1.95%          (0.01%)(c)
------------------------------------------------------
Ratios to Average Net Assets
------------------------------------------------------
         Expenses                                                   0.74%            0.35%             0.00%           0.00%(b)
------------------------------------------------------
         Net investment income                                      4.01%            4.36%             4.18%           3.53%(b)
------------------------------------------------------
         Expense waiver/reimbursement (a)                           0.32%            0.77%             1.33%           2.21%(b)
------------------------------------------------------
Supplemental data
------------------------------------------------------
         Net assets, end of period (000 omitted)                  $35,463         $28,315           $23,854          $8,163
------------------------------------------------------
         Portfolio turnover rate                                      30%              27%               94%             31%
------------------------------------------------------

*Reflects operations for the period from May 27, 1993 (date of initial public investment) to July 31, 1993.

**Based on net asset value, which does not reflect the sales load.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b) Annualized.
(c) Not annualized.

(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE OHIO TAX FREE BOND FUND
FINANCIAL HIGHLIGHTS - INVESTMENT C SHARES
--------------------------------------------------------------------------------

(For a share outstanding throughout each period)

The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 11, 1996, on the Funds' financial statements for the year ended July 31, 1996 is included in the Combined Annual Report, which is incorporated by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained from the Trust.


                                                          Period
                                                          Ended
                                                         July 31,
                                                          1996*
                                                          -----
---------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $10.02
                                                        -------
Income from investment operations
---------------------------------------------------
         Net investment income                             0.10
---------------------------------------------------
         Net realized and unrealized losses on
         investments                                      (0.01)
                                                        -------
---------------------------------------------------
         Total from investment operations                  0.069
                                                        -------
---------------------------------------------------
Less distributions
---------------------------------------------------
         Dividends to shareholders from net
---------------------------------------------------
         investment income                                (0.11)
---------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $10.00
                                                        =======
---------------------------------------------------
TOTAL RETURN**                                             3.98%(c)
---------------------------------------------------
Ratios to Average Net Assets
---------------------------------------------------
         Expenses                                          1.52%(b)
---------------------------------------------------
         Net investment income                             3.41%(b)
---------------------------------------------------
         Expense waiver (a)                                0.28%(b)
---------------------------------------------------
Supplemental data
---------------------------------------------------
         Net assets, end of period (000 omitted)            $38
---------------------------------------------------
         Portfolio turnover rate                             30%
---------------------------------------------------

*Reflects operations for the period from April 24, 1996 (date of commencement of operations) to July 31, 1996.

**Based on net asset value, which does not reflect the contingent deferred sales charge.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(b) Annualized.

(c) Represents total return for Investment A Shares for the period from August 1, 1995 to April 23, 1996, plus the total return for the Investment C Shares for the period from April 24, 1996 to July 31, 1996.

(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE QUALITY GROWTH FUND
FINANCIAL HIGHLIGHTS - INVESTMENT A SHARES
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 11, 1996, on the Funds' financial statements for the year ended July 31, 1996 is included in the Combined Annual Report, which is incorporated by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained from the Trust. The Financial Highlights presented below are historical information for shares of Fountain Square Quality Growth Bond Fund, which were the predecessor to Investment A Shares of the Fund.


                                                                                       YEAR ENDED JULY 31,
                                                               ---------------------------------------------------------------
                                                                       1996             1995             1994           1993*
                                                                       ----             ----             ----           ----
--------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $11.79            $9.70            $9.54           $10.00
                                                               -------------       ----------       ----------       ----------
--------------------------------------------------------
Income from investment operations
--------------------------------------------------------
         Net investment income                                          0.12             0.14             0.13             0.10
--------------------------------------------------------
         Net realized and unrealized gains (losses) on
         investments                                                    1.37             2.09             0.17            (0.47)
                                                               -------------       ----------       ----------       ----------
--------------------------------------------------------
         Total from investment operations                               1.49             2.23             0.30            (0.37)
                                                               -------------       ----------       ----------       ----------
--------------------------------------------------------
Less distributions
--------------------------------------------------------
         Dividends to shareholders from net
         investment income                                             (0.12)           (0.14)           (0.13)           (0.09)
--------------------------------------------------------
         Distributions to shareholders in excess of net
         investment income (a)                                         --               --               (0.01)           --
                                                               -------------       ----------       ----------       ----------
--------------------------------------------------------
         Total distributions                                           (0.12)           (0.14)           (0.14)           (0.09)
--------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $13.16           $11.79            $9.70            $9.54
                                                               =============       ==========       ==========       ==========
--------------------------------------------------------
TOTAL RETURN**                                                         12.69%           23.21%            3.17%           (3.73%)(d)
--------------------------------------------------------
Ratios to Average Net Assets
--------------------------------------------------------
         Expenses                                                       0.99%            1.00%            1.00%            0.99%(c)
--------------------------------------------------------
         Net investment income                                          0.98%            1.44%            1.42%            1.47%(c)
--------------------------------------------------------
         Expense waiver/reimbursement (a)                               0.03%            0.05%            0.03%            0.05%(c)
--------------------------------------------------------
Supplemental data
--------------------------------------------------------
         Net assets, end of period (000 omitted)                 $134,469          $82,594          $69,648          $67,681
--------------------------------------------------------
         Portfolio turnover rate                                          37%              34%              37%              28%
--------------------------------------------------------
         Average commission rate paid (e)                              $0.0652           --               --               --
--------------------------------------------------------

*Reflects operations for the period from November 20, 1992 (date of initial public investment) to July 31, 1993.

**Based on net asset value, which does not reflect the sales load.

(a) These distributions did not represent a return of capital for federal tax purposes for the year ended July 31, 1994.
(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c) Annualized.
(d) Not annualized.
(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were changed.

(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE QUALITY GROWTH FUND
FINANCIAL HIGHLIGHTS - INVESTMENT C SHARES
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 11, 1996, on the Funds' financial statements for the year ended July 31, 1996 is included in the Combined Annual Report, which is incorporated by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained from the Trust.



                                                        Period
                                                        Ended
                                                        July 31,
                                                        1996*
------------------------------------------------        ---------
NET ASSET VALUE, BEGINNING OF PERIOD                       $13.37
                                                        ---------
------------------------------------------------
Loss from investment operations
------------------------------------------------
         Net realized and unrealized losses on
         investments                                        (0.21)
                                                        ---------
------------------------------------------------
Net asset value, end of period                             $13.16
                                                        =========
------------------------------------------------
TOTAL RETURN**                                              12.50%(b)
------------------------------------------------
Ratios to Average Net Assets
------------------------------------------------
         Expenses                                            1.77%(a)
------------------------------------------------
         Net investment income                               0.26%(a)
------------------------------------------------
         Expense waiver (a)                                  0.06%
------------------------------------------------
Supplemental data
------------------------------------------------
         Net assets, end of period (000 omitted)          $420
------------------------------------------------
         Portfolio turnover rate                               37%
------------------------------------------------
         Average commission rate paid (c)                   $0.0652
------------------------------------------------

*Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.

**Based on net asset value, which does not reflect the contingent deferred sales charge.

(a) Annualized.

(b) Represents total return for Investment A Shares for the period from August 1, 1995 to April 24, 1996 plus the total return for the Investment C Shares for the period from April 25, 1996 to July 31, 1996.

(c) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were changed.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE MID CAP FUND
FINANCIAL HIGHLIGHTS - INVESTMENT A SHARES
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 11, 1996, on the Funds' financial statements for the year ended July 31, 1996 is included in the Combined Annual Report, which is incorporated by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained from the Trust. The Financial Highlights presented below are historical information for shares of Fountain Square Mid Cap Fund, which were the predecessor to Investment A Shares of the Fund.


                                                                                 YEAR ENDED JULY 31,
                                                       -----------------------------------------------------------------------
                                                                      1996              1995              1994            1993*
                                                                      ----              ----              ----            ----
--------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $12.59           $10.10            $9.68           $10.00
                                                                 -----------       ----------       ----------       ----------
--------------------------------------------------------
Income from investment operations
--------------------------------------------------------
         Net investment income                                          0.06             0.08             0.06             0.06
--------------------------------------------------------
         Net realized and unrealized gains (losses) on
         investments                                                    0.11             2.48             0.43            (0.33)
                                                                ------------       ----------       ----------       ----------
--------------------------------------------------------
         Total from investment operations                               0.17             2.56             0.49            (0.27)
                                                                ------------       ----------       ----------       ----------
--------------------------------------------------------
Less distributions
--------------------------------------------------------
         Dividends to shareholders from net
         investment income                                             (0.07)           (0.07)           (0.07)           (0.05)
--------------------------------------------------------
         Distributions to shareholders from net realized
         gains on investment transactions                              (0.09)           --               --               --
                                                                ------------       ----------       ----------       ----------
--------------------------------------------------------
         Total distributions                                           (0.16)           (0.07)           (0.07)           (0.05)
                                                                ------------       ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD                                        $12.60           $12.59           $10.10            $9.68
                                                                ============       ==========       ==========       ==========
--------------------------------------------------------
TOTAL RETURN**                                                          1.27%           25.45%            5.07%           (2.73%)(c)
--------------------------------------------------------
Ratios to Average Net Assets
--------------------------------------------------------
         Expenses                                                       1.00%            1.00%            1.00%            0.99%(b)
--------------------------------------------------------
         Net investment income                                          0.42%            0.77%            0.60%            0.88%(b)
--------------------------------------------------------
         Expense waiver/reimbursement (a)                               0.06%            0.18%            0.33%            0.40%(b)
--------------------------------------------------------
Supplemental data
--------------------------------------------------------
         Net assets, end of period (000 omitted)                  $72,663          $47,184          $30,210          $24,019
--------------------------------------------------------
         Portfolio turnover rate                                          54%              23%              44%              20%
--------------------------------------------------------
         Average commission rate paid (d)                              $0.0659            --               --               --
--------------------------------------------------------

*Reflects operations for the period from November 20, 1992 (date of initial public investment) to July 31, 1993.

**Based on net asset value, which does not reflect the sales load.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b) Annualized.
(c) Not annualized.
(d) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were changed.

(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE MID CAP FUND
FINANCIAL HIGHLIGHTS - INVESTMENT C SHARES
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 11, 1996, on the Funds' financial statements for the year ended July 31, 1996 is included in the Combined Annual Report, which is incorporated by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained from the Trust.



                                                           Period
                                                           Ended
                                                          July 31,
                                                           1996*
                                                           -----
--------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $13.72
                                                        ---------
--------------------------------------------------
Loss from investment operations
--------------------------------------------------
         Net investment loss                                (0.01)
--------------------------------------------------
         Net realized and unrealized losses on
         investments                                        (1.12)
                                                        ---------
--------------------------------------------------
         Total from investment operations                   (1.13)
                                                        ---------
--------------------------------------------------
Net asset value, end of period                             $12.59
                                                        =========
--------------------------------------------------
TOTAL RETURN**                                               1.11%(c)
--------------------------------------------------
Ratios to Average Net Assets
--------------------------------------------------
         Expenses                                            1.78%(b)
--------------------------------------------------
         Net investment income                              (0.51%)(b)
--------------------------------------------------
         Expense waiver (a)                                  0.06%(b)
--------------------------------------------------
Supplemental data
--------------------------------------------------
         Net assets, end of period (000 omitted)          $229
--------------------------------------------------
         Portfolio turnover rate                               54%
--------------------------------------------------
         Average commission rate paid (d)                   $0.0659
--------------------------------------------------

*Reflects operations for the period from April 24, 1996 (date of commencement of operations) to July 31, 1996.

**Based on net asset value, which does not reflect the contingent deferred sales charge.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b) Annualized.
(c) Represents total return for Investment A Shares for the period from August 1, 1995 to April 23, 1996 plus the total return for the Investment C Shares for the period from April 24, 1996 to July 31, 1996.
(d) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were changed.

(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE BALANCED FUND
FINANCIAL HIGHLIGHTS - INVESTMENT A SHARES
------------------------------------------------------------------------------
(For a share outstanding throughout each period)

The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 11, 1996, on the Funds' financial statements for the year ended July 31, 1996 is included in the Combined Annual Report, which is incorporated by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained from the Trust. The Financial Highlights presented below are historical information for shares of Fountain Square Balanced Fund, which were the predecessor to Investment A Shares of the Fund.



                                                                                     YEAR ENDED JULY 31,
                                                               ---------------------------------------------------------------
                                                                       1996            1995             1994            1993*
                                                                       ----            ----             ----            ----
--------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $11.28            $9.70            $9.78           $10.00
                                                               ------------       ----------       ----------       ----------
--------------------------------------------------------
Income from investment operations
--------------------------------------------------------
         Net investment income                                         0.27             0.28             0.26             0.20
--------------------------------------------------------
         Net realized and unrealized gains (losses) on
         investments                                                   0.47             1.57            (0.06)           (0.25)
                                                               ------------       ----------       ----------       ----------
--------------------------------------------------------
         Total from investment operations                              0.74             1.85             0.20            (0.05)
                                                               ------------       ----------       ----------       ----------
--------------------------------------------------------
Less distributions
--------------------------------------------------------
         Dividends to shareholders from net
         investment income                                            (0.27)           (0.27)           (0.26)           (0.17)
--------------------------------------------------------
         Distributions to shareholders in excess of net
         investment income (a)                                        --               --               (0.02)           --
                                                               ------------       ----------       ----------       ----------
--------------------------------------------------------
         Total distributions                                          (0.27)           (0.27)           (0.28)           (0.17)
                                                               ------------       ----------       ----------       ----------
--------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $11.75           $11.28            $9.70            $9.78
                                                               ============       ==========       ==========       ==========
--------------------------------------------------------
TOTAL RETURN**                                                         6.52%           19.37%            2.02%           (0.51%)(d)
--------------------------------------------------------
Ratios to Average Net Assets
--------------------------------------------------------
         Expenses                                                      1.00%            1.00%            1.00%            1.00%(c)
--------------------------------------------------------
         Net investment income                                         2.31%            2.73%            2.64%            3.04%(c)
--------------------------------------------------------
         Expense waiver/reimbursement (b)                              0.06%            0.06%            0.06%            0.08%(c)
--------------------------------------------------------
Supplemental data
--------------------------------------------------------
         Net assets, end of period (000 omitted)                 $92,808          $58,075          $59,363          $60,168
--------------------------------------------------------
         Portfolio turnover rate                                         61%              58%              53%              30%
--------------------------------------------------------
         Average commission rate paid (e)                             $0.0062          --               --               --
--------------------------------------------------------

*Reflects operations for the period from November 20, 1992 (date of initial public investment) to July 31, 1993.

**Based on net asset value, which does not reflect the sales load.

(a) These distributions did not represent a return of capital for federal tax purposes for the year ended July 31, 1994.
(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c) Annualized.
(d) Not annualized.
(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were changed.

(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE BALANCED FUND
FINANCIAL HIGHLIGHTS - INVESTMENT C SHARES
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 11, 1996, on the Funds' financial statements for the year ended July 31, 1996 is included in the Combined Annual Report, which is incorporated by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained from the Trust.


                                                          Period
                                                           Ended
                                                          July 31,
                                                           1996*
                                                           -----
-------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $12.13
                                                        ---------
-------------------------------------------------
Loss from investment operations
-------------------------------------------------
         Net investment loss                                 0.05
-------------------------------------------------
         Net realized and unrealized losses on
         investments                                        (0.39)
                                                        ---------
-------------------------------------------------
         Total from investment operations                   (0.34)
                                                        ---------
-------------------------------------------------
Less distributions
-------------------------------------------------
         Dividends to shareholders from net                 (0.04)
         investment income
                                                        ---------
-------------------------------------------------
Net asset value, end of period                             $11.75
                                                        =========
-------------------------------------------------
TOTAL RETURN**                                               6.32%(c)
-------------------------------------------------
Ratios to Average Net Assets
-------------------------------------------------
         Expenses                                            1.78%(b)
-------------------------------------------------
         Net investment income                               1.60%(b)
-------------------------------------------------
         Expense waiver (a)                                  0.07%(b)
-------------------------------------------------
Supplemental data
-------------------------------------------------
         Net assets, end of period (000 omitted)          $264
-------------------------------------------------
         Portfolio turnover rate                               61%
-------------------------------------------------
         Average commission rate paid (d)                   $0.0062
-------------------------------------------------

*Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.

**Based on net asset value, which does not reflect the contingent deferred sales charge.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b) Annualized.
(c) Represents total
return for Investment A Shares for the period from August 1, 1995 to April 24, 1996 plus the total return for the Investment C Shares for the period from April 25, 1996 to July 31, 1996.
(d) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS - INVESTMENT A SHARES
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

The following table has been audited by Ernst & Young LLP the Trust's independent auditors. Their report dated September 11, 1996, on the Funds' financial statements for the year ended July 31, 1996 is included in the Combined Annual Report, which is incorporated by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained from the Trust. The Financial Highlights presented below are historical information for shares of Fountain Square International Fund, which were the predecessor to Investment A Shares of the Fund.


                                                       -------------------
                                                         Year              Period
                                                         Ended             Ended
                                                         July 31,          July 31,
                                                         1996              1995*
                                                         ----              -----

-------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $9.83          $10.00
                                                              -------------      ----------
-------------------------------------------------------
Income from investment operations
-------------------------------------------------------
         Net investment income                                         0.01            0.05
-------------------------------------------------------
         Net realized and unrealized gains (losses) on
         investments                                                   0.90           (0.22)
                                                              -------------      ----------
-------------------------------------------------------
         Total from investment operations                              0.91           (0.17)
                                                              -------------      ----------
-------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $10.74           $9.83
                                                              =============      ==========
-------------------------------------------------------
TOTAL RETURN**                                                         9.26%          (1.70%)(c)
-------------------------------------------------------
Ratios to Average Net Assets
-------------------------------------------------------
         Expenses                                                      1.61%           1.65%(b)
-------------------------------------------------------
         Net investment income                                         0.32%           0.62%(b)
-------------------------------------------------------
         Expense waiver/reimbursement (a)                              0.05%           0.07%(b)
-------------------------------------------------------
Supplemental data
-------------------------------------------------------
         Net assets, end of period (000 omitted)                $120,349         $86,442
-------------------------------------------------------
         Portfolio turnover rate                                         41%             54%
-------------------------------------------------------
         Average commission rate paid (d)                             $0.0010         --
-------------------------------------------------------

*Reflects operations for the period from August 19, 1994 (date of initial public investment) to July 31, 1995.

**Based on net asset value, which does not reflect the sales load.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b) Annualized.
(c) Not annualized.
(d) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS - INVESTMENT C SHARES
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 11, 1996, on the Funds' financial statements for the year ended July 31, 1996 is included in the Combined Annual Report, which is incorporated by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained from the Trust.



                                                           Period
                                                           Ended
                                                          July 31,
                                                           1996*
                                                           -----
-------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $11.21
                                                        --------
-------------------------------------------------
Loss from investment operations
-------------------------------------------------
         Net investment loss                                0.01
-------------------------------------------------
         Net realized and unrealized losses on
         investments                                       (0.51)
                                                        --------
-------------------------------------------------
         Total from investment operations                  (0.50)
                                                        --------
-------------------------------------------------
Net asset value, end of period                            $10.71
                                                        ========
-------------------------------------------------
TOTAL RETURN**                                              8.95%(c)
-------------------------------------------------
Ratios to Average Net Assets
-------------------------------------------------
         Expenses                                           2.34%(b)
-------------------------------------------------
         Net investment income                              0.76%(b)
-------------------------------------------------
Supplemental data
-------------------------------------------------
         Net assets, end of period (000 omitted)          $57
-------------------------------------------------
         Portfolio turnover rate                              41%
-------------------------------------------------
         Average commission rate paid (d)                  $0.0010
-------------------------------------------------


*Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.

**Based on net asset value, which does not reflect the contingent deferred sales charge.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b) Annualized.
(c) Represents total
return for Investment A Shares for the period from August 1, 1995 to April 24, 1996 plus the total return for the Investment C Shares for the period from April 25, 1996 to July 31, 1996.
(d) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

PREDECESSOR COMMON TRUST FUNDS PERFORMANCE
INFORMATION
--------------------------------------------------------------------------------

Each of the Equity Income Fund, the Bond Fund For Income, and the Municipal Bond Fund will serve as the vehicle for the conversion of common trust funds that have been managed by Fifth Third Bank, the Funds' Advisor. The converting common trust funds were not registered investment companies and, unlike the Funds, were not subject to the provisions of the Investment Company Act of 1940, as amended. Each of the converting common trust funds was, however, managed with the same investment objective and substantially identical investment policies as the Fund into which it will convert. For this reason, the historic performance of the converting common trust funds is provided below. The gross performance of each common trust fund has been reduced to reflect the fees that are applicable to the Fund into which it will convert. Of course, past performance of the common trust funds may not be indicative of future results of the Funds. In addition, if the converting common trust funds had been registered under the Investment Company Act of 1940, the performance of the converting common trust funds may have been adversely affected.

                                                                   Annualized
                                                                  Total Return*
         Equity Income Fund                                       -------------
[Successor to Equity Fund (Income)]                      1yr      3yrs    5yrs     10yrs
-----------------------------------
         Investment A Shares                             18.97%   11.75%  10.03%   10.95%
         Investment C Shares                             18.12%   10.95%  9.24%    10.16%

         Bond Fund For Income
[Successor to Taxable Bond Fund]
----------------------------------
         Investment A Shares                             3.96%    3.19%   5.90%    7.02%
         Investment C Shares                             3.19%    2.42%   5.11%    6.23%

         Municipal Bond Fund
[Successor to Tax-Free Bond Fund]
----------------------------------
         Investment A Shares                             4.29%    3.36%   5.04%    5.48%
         Investment C Shares                             3.51%    2.59%   4.26%    4.69%

*Annualized Total Returns are calculated based upon the last fiscal year-ends of each predecessor common trust fund, which was prior to the effective date of the Funds, as follows: Equity Fund (Income): November 30, 1995; Taxable Bond Fund:
March 31, 1996; and Tax Free Bond Fund: April 30, 1996.

OBJECTIVE OF EACH FUND
--------------------------------------------------------------------------------

The investment objective and policies of each Fund appear below. The investment objective of a Fund cannot be changed without the approval of holders of a majority of that Fund's shares. While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

Unless indicated otherwise, the investment policies and limitations of a Fund may be changed by the Board of Trustees ("Trustees") without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Additional information about investment limitations, strategies that one or more Funds may employ, and certain investment policies mentioned below, appears in the "Portfolio Investments and Strategies" section of this combined prospectus and in the Combined Statement of Additional Information.

GOVERNMENT SECURITIES FUND

The investment objective of the Government Securities Fund is to provide a high level of current income. The Government Securities Fund pursues its investment objective consistent with its investment in a portfolio of U.S. government securities. Capital growth is a secondary objective. The Fund pursues its investment objectives by investing in a diversified portfolio of U.S. government securities, including both U.S. Treasury and government agency issues. The Fund will purchase only securities with remaining maturities or estimated average lives of seven years or less. In managing the portfolio, the Advisor seeks to minimize fluctuations in the value of the Fund's Investment A Shares and Investment C Shares.

ACCEPTABLE INVESTMENTS. The U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. The prices of fixed income securities fluctuate inversely to the direction of interest rates. These securities include, but are not limited to:

         - direct obligations of the U.S. Treasury such as U.S. Treasury bills, notes and bonds; and

         - obligations of U.S. government agencies or instrumentalities such as Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives, Tennessee Valley Authority, Export-Import Bank of the United States, Farmers Home Administration, Housing and Urban Development, Private Export Funding Corporation, Commodity Credit Corporation, Federal Financing Bank, Student Loan Marketing Association, Federal Home Loan Mortgage Corporation, or National Credit Union Administration. Some of these obligations may be in the form of collateralized mortgage obligations, which are generally described below for the Quality Bond Fund.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. The instrumentalities are supported by:

         - the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

         - discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

         -        the credit of the agency or instrumentality.

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, enter into repurchase agreements, and engage in put and call options, futures and options on futures, and when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies.")

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Restricted and Illiquid Securities," and "Diversification."

QUALITY BOND FUND

The investment objective of the Quality Bond Fund is to achieve high current income. Capital growth is a secondary objective. The Quality Bond Fund pursues its investment objectives consistent with its investment in a portfolio of investment grade bonds. The Fund pursues its investment objectives by investing in the bonds and other instruments described below. Under normal market conditions, the Fund will invest at least 65% of its assets in quality bonds. As used herein, the Fund considers bonds rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's Ratings Group ("S&P"), or unrated bonds that are determined by the Advisor to be of comparable quality, to be quality bonds.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in a professionally managed, diversified portfolio of investment grade securities which include:

         - domestic issues of corporate debt obligations rated Baa or higher by Moody's or BBB or higher by S&P, or unrated bonds that are determined by the Advisor to be of comparable quality. Downgrades will be evaluated on a case by case basis by the Advisor. The Advisor will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold;

         - U.S. dollar denominated issues of foreign corporations, governments and government agencies that meet the same quality standards as stated for domestic issuers. The Fund may not invest more than 25% of its assets in foreign investments. (See "Foreign Investments");

         - obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, of the types eligible for purchase by the Government Securities Fund, as described above; and

         -        collateralized mortgage obligations.

The Quality Bond Fund does not intend to invest in corporate bonds rated below Baa by Moody's or BBB by S & P. The weighted average maturity will be less than 15 years.

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, invest in repurchase agreements, engage in options and futures transactions and participate in when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies.")

COLLATERALIZED MORTGAGE OBLIGATIONS. The Fund may invest in collateralized mortgage obligations ("CMOs") which are rated Baa or better by Moody's or BBB or higher by S&P and which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Fund may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government; and (iv) privately issued securities in which each mortgage is secured by the underlying real estate and payment is guaranteed by the mortgagee. The mortgage-related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.

Because the mortgages underlying mortgage-backed securities often may be prepaid without penalty or premium, mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that the Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of `locking in' interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations, prepayments may be allocated to one tranche of securities ahead of other branches, in order to reduce the risk of prepayment for the other branches. Prepayments may result in a capital loss to the Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the shareholders.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

OHIO TAX FREE BOND FUND

The investment objective of the Ohio Tax Free Bond Fund is to provide current income exempt from federal income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities. The Fund pursues its investment objective by investing primarily in Ohio municipal securities. Interest income of the Fund that is exempt from the income taxes described above retains its exempt status when distributed to the Fund's shareholders. Income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than Ohio.

ACCEPTABLE INVESTMENTS.  The municipal securities in which the Fund invests are:

         - obligations issued by or on behalf of the state of Ohio, its political subdivisions, or agencies;

         - debt obligations of any state, territory, or possession of the United States, including the District of Columbia, or any political subdivision of any of these; and

         - participation interests, as described below, in any of the above obligations,

the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or the Advisor to the Fund, exempt from both federal income tax and the personal income tax imposed by the state of Ohio and Ohio municipalities. As a matter of investment policy, which may not be changed without shareholder approval, under normal market conditions at least 80% of the value of the Fund's net assets will be invested in Ohio municipal securities, as defined above.

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted securities, enter into repurchase agreements, and engage in when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies.")

CHARACTERISTICS. The Ohio municipal securities which the Fund buys are investment grade bonds rated Aaa, Aa, A or Baa by Moody's, or AAA, AA, A or BBB by S&P or Fitch Investors Service, Inc. In certain cases, the Fund's Advisor may choose bonds which are unrated if it judges the bonds to have the same characteristics as the investment grade bonds described above. Downgrades will be evaluated on a case by case basis by the Advisor. The Advisor will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. A description of the rating categories is contained in the Appendix to the Combined Statement of Additional Information. As a matter of investment policy, under normal market conditions, the Fund will invest at least 65% of its assets in bonds that provide current income exempt from federal income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings and loan associations, and insurance companies. These participation interests give the Fund an undivided interest in Ohio municipal securities. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality.

VARIABLE RATE MUNICIPAL SECURITIES. Some of the Ohio municipal securities which the Fund purchases may have variable interest rates. Variable interest rates are normally based on a published interest rate or interest rate index or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to payment of principal on demand by the Fund in not more than seven days. All variable rate municipal securities will meet the quality standards for the Fund. The Fund's Advisor has been instructed by the Trustees to monitor the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by the Fund on the basis of published financial information and reports of the rating agencies and other analytical services.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate on any of the above.

TEMPORARY INVESTMENTS. The Fund normally invests its assets so that at least 80% of its annual interest income is exempt from federal income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities, or at least 80% of its net assets are invested in obligations the interest from which is exempt from such taxes. However, from time to time, during periods of other than normal market conditions, the Fund may invest in non-Ohio municipal tax-exempt obligations or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements.

There are no rating requirements applicable to temporary investments. However, the Advisor will limit temporary investments to those rated within the investment grade categories described under "Acceptable
Investments--Characteristics" if rated, or if unrated, those which the Advisor judges to have the same characteristics as such investment grade securities.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal income tax or personal income taxes imposed by the state of Ohio or Ohio municipalities.

OHIO MUNICIPAL SECURITIES. Ohio municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Ohio municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS. Yields on Ohio municipal securities depend on a variety of factors, including: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the state of Ohio or its municipalities could impact the Fund's portfolio. The state of Ohio and certain underlying municipalities face potential economic problems over the longer term. The state economy has grown more slowly than that of the nation as a whole, resulting in a gradual erosion of its relative economic affluence. The causes of this relative decline are varied and complex, involving in many cases national and international demographic and economic trends beyond the influence of the state. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Ohio municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Investing in Ohio municipal securities which meet the Fund's quality standards may not be possible if the state of Ohio or its municipalities do not maintain their current credit ratings. In addition, certain Ohio constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives could result in adverse consequences affecting Ohio municipal securities.

NON-DIVERSIFICATION. The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

The Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that at the end of each quarter of the taxable year: (a) with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and (b) no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money" and "Restricted and Illiquid Securities."

QUALITY GROWTH FUND

The investment objective of the Quality Growth Fund is to provide growth of capital. Income is a secondary objective. The Fund pursues its investment objectives by investing primarily in a professionally managed and diversified portfolio of common stocks of high-quality companies. The Fund intends to invest in industries and companies which, in the opinion of the Advisor, have potential primarily for capital growth. These companies generally are leaders in their industries ant are characterized by sound management and the ability to finance expected growth. Among other things, the Advisor would look for strength in the following areas: historical and five year projected dividend growth and earnings growth, debt to capital ratio, and quality of management. The Fund's investment approach is based on the conviction that over the long term the economy will continue to expand and develop, which will be reflected in the growth of the revenues and earnings of major corporations. Under normal market conditions, at least 65% of the Fund's assets will be invested in the types of quality common stocks as described above.

ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include, but are not limited to the following:

         - common stock of U.S. companies with at least $100 million in market capitalization which are listed on the New York or American Stock Exchanges or traded in over-the-counter markets and preferred stock which is convertible into common stock of such companies;

         - American Depositary Receipts ("ADRs") of foreign companies traded on the New York Stock Exchange or in the over-the-counter market. The Fund may not invest more than 25% of its assets in ADRs. (See "Foreign Investments."); and

         - convertible bonds rated at least BBB by S&P, or at least Baa by Moody's, or if not rated, are determined to be of comparable quality by the advisor.

In addition, the Fund may borrow money, enter into repurchase agreements, lend portfolio securities, invest in restricted and illiquid securities, warrants, and engage in put and call options, futures and options on futures, and when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies.")

CONVERTIBLE SECURITIES. Convertible securities are securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which entitle the holder to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bonds' maturity. Convertible securities are senior to equity securities, and therefore have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stocks when, in the advisor's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the Fund's Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

MID CAP FUND

The investment objective of the Mid Cap Fund is to provide growth of capital. Income is a secondary objective. The Fund invests primarily in equity securities of companies selected by the Advisor on the basis of traditional research techniques, including assessment of earnings and dividend growth prospects and the risk and volatility of the company's business. Under normal market conditions, at least 65% of the Fund's assets will be invested in common stocks of companies meeting the market capitalization criteria set forth below.

ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include, but are not limited to the following:

         - common stock of U.S. companies with at least $100 million in market capitalization and a maximum of $3 billion in market capitalization which are listed on the New York or American Stock Exchanges or traded in over-the-counter markets, preferred stock of such companies, and preferred stock convertible into common stock of such companies. The Fund intends to invest in industries and companies which, in the opinion of the Advisor, have potential primarily for capital growth and secondarily for income;

         - American Depositary Receipts ("ADRs") of foreign companies traded on the New York Stock Exchange or in the over-the-counter market. The Fund may not invest more than 25% of its assets in ADRs. (See "Foreign Investments."); and

         - Convertible securities rated at least BBB by S&P, or at least Baa by Moody's, or if not rated are determined to be of comparable quality by the Advisor. Downgrades will be evaluated on a case by case basis by the Advisor. The Advisor will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold.

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, warrants, enter into repurchase agreements, and engage in put and call options, futures and options on futures, and when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies.")

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

BALANCED FUND

The investment objective of the Balanced Fund is to pursue capital appreciation and income. The Fund invests primarily in a diversified portfolio of common and preferred stocks, U.S. government securities, convertible securities, investment grade corporate bonds, and prime money market instruments.

ACCEPTABLE INVESTMENTS. Those income and equity securities acceptable for investment in this Fund are outlined under the "Acceptable Investments" sections of the Quality Bond Fund, the Quality Growth Fund, and the Mid Cap Fund. In addition, the Balanced Fund may invest in money market instruments that are either rated in the highest short-term rating category by a nationally recognized statistical rating organization or are of comparable quality to securities having such ratings.

restricted and illiquid securities, warrants, repurchase agreements, and engage in put and call options, futures and options on futures, and when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies.")

The asset mix of the Fund will normally range between 40-75 percent in common stock and convertible securities, 25-50 percent in preferred stock and bonds, and 0-25 percent in money market instruments. Moderate shifts between assets classes are made in order to maximize returns or reduce risk. The Fund will maintain at least 25% of its assets in fixed income senior securities (including the value of convertible senior securities attributable to their fixed income characteristics).

MONEY MARKET INSTRUMENTS. The money market instruments in which the Fund invests include but are not limited to:

         -        prime commercial paper including master demand notes;

         - securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies, or instrumentalities; and

         -        repurchase agreements.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

INTERNATIONAL EQUITY FUND

The investment objective of the International Equity Fund is to seek long-term capital appreciation. The Fund invests primarily in equity securities of non-U.S. issuers. The objective is based on the premise that investing in non-U.S. securities provides three potential benefits over investing solely in U.S. securities:

         - the opportunity to take advantage of investment opportunities in countries outside the U.S. which may arise because of differing economic and political cycles;

         - the opportunity to invest in financial markets of foreign countries, some of which are believed to have superior growth potential; and

         - the opportunity to reduce the overall volatility compared to a portfolio of investments solely in domestic issuers by combining domestic and international investments and thereby diversifying across a wide range of countries and currencies.

The Fund will invest at least 65%, and under normal market conditions substantially all, of its total assets in equity securities of issuers located in at least three countries outside of the United States.

The Fund pursues its objective by investing in accordance with country weightings determined by the Advisor, Fifth Third Bank, in consultation with Morgan Stanley Asset Management, Inc., in common stocks of non-U.S. issuers which, in the aggregate, generally replicate broad country indices. The Sub-Advisor utilizes a top-down approach in selecting investments for the Fund that emphasizes country selection and weighting rather than individual stock selection. This approach reflects the philosophy that a diversified selection of securities representing exposure to world markets based upon the economic outlook and current valuation levels (as discussed below) for each country is an effective way to maximize the return and minimize the risk associated with international investment. (Although, of course there can be no assurance that these goals will be achieved.)

In consultation with the Advisor, the Sub-Advisor determines country allocations for the Fund on an ongoing basis within policy ranges dictated by each country's market capitalization and liquidity. The Fund will invest substantially in industrialized countries throughout the world that comprise the Morgan Stanley Capital International EAFE (Europe, Australia and the Far East) Index. In addition, the Fund may invest in emerging country equity securities. As used in this prospectus, the term "emerging country" applies to any country which, in the opinion of the Sub-Advisor, is generally considered to be an emerging or developing country by the international financial community, including the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. There are currently over 130 countries which, in the opinion of the Sub-Advisor, are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe. Currently, investing in many emerging countries is not feasible or may involve unacceptable political risks. The Fund will focus its investments on those emerging market countries in which it believes the economies are developing strongly and in which the markets are becoming more sophisticated. As markets in other countries develop, the Fund expects to expand and further diversify the emerging countries in which it invests. The Fund does not intend to invest in any security in a country where the currency is not freely convertible to U.S. dollars, unless the Fund has obtained the necessary governmental licensing to convert such currency or other appropriately licensed or sanctioned contractual guarantee to protect such investment against loss of that currency's external value, or the Fund has a reasonable expectation at the time the investment is made that such governmental licensing or other appropriately licensed or sanctioned guarantee would be obtained or that the currency in which the security is quoted would be freely convertible at the time of any proposed sale of the security by the Fund.

By analyzing a variety of macroeconomic and political factors, the Sub-Advisor develops fundamental projections on interest rates, currencies, corporate profits and economic growth for each country. These country projections are then used to determine what is believed to be a fair value for the stock market of each country. Discrepancies between actual value and fair value as determined by the Sub-Advisor provide an expected return for each stock market. The expected return is adjusted by currency return expectations derived from the Sub-Advisor's purchasing-power parity exchange rate model to arrive at an expected total return in U.S. dollars. The final country allocation decision is then arrived at by considering the expected total return in light of various country specific considerations such as market size, volatility, liquidity and country risk.

Within a particular country, investments generally are made through the purchase of common stocks which, in aggregate, replicate a broad market index, which in most cases will be the Morgan Stanley Capital International Index for the given country. The Sub-Advisor may overweight or underweight an industry segment of a particular index if it concludes this would be advantageous to the Fund. Stock selection by the Fund in this manner helps reduce stock-specific risk through diversification and minimizes transaction costs, which can be substantial in foreign markets.

ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include, but are not limited to the following:

         -        common stocks of non-U.S issuers;

         - common stock equivalents (such as rights and warrants and securities that are not convertible into common stocks); and

         - corporate and government fixed income securities dominated in currencies other than U.S. dollars.

In addition, the Fund may enter into repurchase agreements, invest in restricted and illiquid securities, engage in options and futures contracts, participate in when-issued and delayed delivery transactions, and lend portfolio securities. (See "Portfolio Investments and Strategies.") The Fund may also make the following investments.

MONEY MARKET INSTRUMENTS. The Fund may acquire money market instruments rated in one of the two highest rating categories by a Nationally Recognized Statistical Rating Organization or which, in the opinion of the Advisor or Sub-Advisor, are of commensurate quality. The Fund may invest in U.S. and foreign short-term money market instruments, including interest-bearing call deposits with banks, government obligations, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate debt securities, and repurchase agreements. These investments may be used to temporarily invest cash received from the sale of Fund Shares, to establish and maintain reserves for temporary defensive purposes, or to take advantage of market opportunities.

FOREIGN CURRENCY TRANSACTIONS. The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts.

The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund. (Please see Foreign Currency Transactions in the Combined Statement of Additional Information for further information about the risks.)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.

Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year.

The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 60 days, depending upon local custom.

The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the Sub-Advisor will consider the likelihood of changes in currency values when making investment decisions, the Sub-Advisor believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency, but, as consistent with its other investment policies, is not otherwise limited in its ability to use this strategy.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities.

RISK CONSIDERATIONS. Risk considerations relating to investing in non-U.S. securities are discussed below under "Foreign Investments.

EQUITY INCOME FUND

The investment objective of the Equity Income Fund is to provide a high level of current income consistent with capital appreciation. The Equity Income Fund pursues its investment objective by investing in a diversified portfolio of high quality common stocks or convertible securities that have above-average current yield. The Equity Income Fund focuses its investment in income producing stocks to help moderate stock market volatility. These stocks are characterized by relatively high dividend yields and dividend growth potential above inflation. Under normal market conditions, the Equity Income Fund will invest at least 65% of its assets in income producing equity securities.

ACCEPTABLE INVESTMENTS. The securities in which the Equity Income Fund invests include, but are not limited to, the following:

         - common stock of U.S. companies which are listed on the New York or American Stock Exchanges, or traded in the over-the-counter markets, preferred stock of such companies, and preferred stock convertible into common stock of such companies.

         - American Depository Receipts ("ADRs") of foreign companies traded on the New York Stock Exchange or in the over-the-counter market. The Equity Income Fund may not invest more than 25% of its assets in ADRs. (See "Foreign Investments"); and

         - Convertible securities rated in the four highest rating categories by a nationally recognized statistical rating organization (a "NRSRO") (e.g., at least BBB by Standard & Poors Rating Group or Baa by Moody's Investors Service, Inc.) or, if not rated, are determined to be of comparable quality by the Advisor. Downgrades will be evaluated on a case-by-case basis by the Advisor. The Advisor will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold.

In addition, the Equity Income Fund may borrow money; lend portfolio securities; invest in restricted and illiquid securities and warrants; enter into repurchase agreements; and engage in put and call options, futures, options on futures, and when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies").

INVESTMENT LIMITATIONS. The Equity Income Fund's investment limitations are discussed under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

BOND FUND FOR INCOME

The investment objective of the Bond Fund For Income is to provide a high level of current income. The Bond Fund For Income pursues its investment objective by investing in a diversified portfolio of investment grade debt securities with remaining maturities of ten years or less. Under normal market conditions, the Bond Fund For Income will invest at least 65% of its assets in fixed income debt securities.

ACCEPTABLE INVESTMENTS. The Bond Fund For Income invests primarily in a professionally managed, diversified portfolio of investment grade securities which include:

         - domestic issues of corporate debt obligations rated in the four highest rating categories by a NRSRO, or unrated bonds that are determined by the Advisor to be comparable quality. Downgrades will be evaluated on a case by case basis by the Advisor. The Advisor will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold;

         - U.S. dollar denominated issues of foreign corporations, governments and government agencies that meet the same quality standards as stated for domestic issuers. The Fund may not invest more than 25% of its assets in foreign investments. (See "Foreign Investments");

         - obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as described above; and

         - collateralized mortgage obligations (See "Collateralized Mortgage Obligations").

The Bond Fund For Income does not intend to invest in corporate bonds rated below Baa by Moody's or BBB by S&P.

In addition, the Bond Fund For Income may borrow money, lend portfolio securities, invest in restricted and illiquid securities, invest in repurchase agreements, engage in options and futures transactions and participate in when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies").

INVESTMENT LIMITATIONS. The Bond Fund For Income's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

MUNICIPAL BOND FUND

The investment objective of the Municipal Bond Fund is to provide a high level of current income that is exempt from federal regular income taxes. The Municipal Bond Fund pursues its objective by investing primarily in a diversified portfolio of investment grade municipal securities. Interest income of the Municipal Bond Fund that is exempt from federal regular income taxes retains its exempt status when distributed to shareholders. Income distributed by the Municipal Bond Fund may not necessarily be exempt from state or municipal taxes.

ACCEPTABLE INVESTMENTS. The municipal securities in which the Municipal Bond Fund invests are:

         - debt obligations of any state, territory, or possession of the United States, including the District of Columbia, or any political subdivision of any of these; and

         - participation interests, as described below, in any of the above obligations.

The income securities acceptable for investment in the Municipal Bond Fund are outlined under the following subsections of the "Acceptable Investments" section of the Ohio Tax Free Bond Fund: "Participation Interests," "Variable Rate Municipal Securities," and "Municipal Leases."

As a matter of investment policy, which may not be changed without shareholder approval, under normal market conditions at least 80% of the value of the Municipal Bond Fund's net assets will be invested in municipal securities, as defined above.

In addition, the Municipal Bond Fund may borrow money, lend portfolio securities, invest in restricted securities, enter into repurchase agreements, and engage in put and call options, futures, options on futures, and when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies")

CHARACTERISTICS. The municipal securities which the Municipal Bond Fund buys are investment grade bonds rated Aaa, Aa, A or Baa by Moody's, or AAA, AA, A or BBB by S&P or Fitch Investors Service, Inc. In certain cases, the Fund's Advisor may choose bonds which are unrated if it judges the bonds to have the same characteristics as the investment grade bonds described above. Downgrades will be evaluated on a case by case basis by the Advisor. The Advisor will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. A description of the rating categories is contained in the Appendix to the Combined Statement of Additional Information.

TEMPORARY INVESTMENTS. The Municipal Bond Fund normally invests its assets so that at least 80% of its net assets are invested in obligations the interest from which is exempt from federal regular income taxes. However, from time to time, during periods of other than normal market conditions, the Fund may invest in taxable temporary investments. These temporary investments include: notes issued by or on behalf of corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements.

There are no rating requirements applicable to temporary investments. However, the Advisor will limit temporary investments to those rated within the investment grade categories described under "Acceptable Investments -- Characteristics" if rated, or if unrated, those which the Advisor judges to have the same characteristics as such investment grade securities.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax.

MUNICIPAL SECURITIES. Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligations" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT LIMITATIONS. The Municipal Bond Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."


PORTFOLIO INVESTMENTS AND STRATEGIES
--------------------------------------------------------------------------------

BORROWING MONEY

The Funds will not borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a money market or other portfolio instrument, as applicable, for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, a Fund may borrow money up to one-third of the value of its total assets and pledge assets as necessary to secure such borrowings. This policy cannot be changed without the approval of holders of a majority of a Fund's Shares.

DIVERSIFICATION

With respect to 75% of the value of total assets, all of the Funds (with the exception of the Ohio Tax Free Bond Fund) will not invest more than 5% in securities of any one issuer or acquire more than 10% of the outstanding voting securities of any one issuer, other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities. This policy cannot be changed without the approval of holders of a majority of a Fund's Shares.

RESTRICTED AND ILLIQUID SECURITIES

The Funds may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Restricted securities may be issued by new and early stage companies which may include a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of registration. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

All of the Funds (with the exception of the Ohio Tax Free Bond Fund) may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as one of these Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Funds believe that Section 4(2) commercial paper and certain other restricted securities, which meet the criteria for liquidity established by the Trustees, are quite liquid. Therefore, the Funds intend to treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because these securities are liquid, the Funds will not subject such securities to the limitation otherwise applicable to restricted securities.

REPURCHASE AGREEMENTS

The securities in which each Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to a Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from a Fund, that Fund could receive less than the repurchase price on any sale of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisor to be creditworthy pursuant to guidelines established by the Trustees.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Each Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, a Fund may pay more/less than the market value of the securities on the settlement date. A Fund may dispose of a commitment prior to settlement if the Advisor or Sub-Advisor deems it appropriate to do so. In addition, a Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Funds may lend portfolio securities on a short-term or long-term basis, up to one-third of the value of their total assets to broker/dealers, banks, or other institutional borrowers of securities. The Funds will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

OPTIONS AND FUTURES

The Funds (with the exception of the Ohio Tax Free Bond Fund) may engage in options and futures transactions as described below.

PUT AND CALL OPTIONS. Each Fund (with the exception of the Ohio Tax Free Bond
Fund) may purchase put options on their portfolio securities. These options will be used as a hedge to attempt to protect securities which a Fund holds against decreases in value. Each of the Funds (with the exception of the Ohio Tax Free Bond Fund) may also write covered call options on all or any portion of its portfolio to generate income. A Fund will write call options on securities either held in its portfolio, for which it has the right to obtain without payment of further consideration, or for which it has segregated cash or U.S. government securities in the amount of any additional consideration.

The International Equity Fund may deal in options on foreign currencies, securities, and securities indices, and on futures contracts involving these items, which options may be listed for trading on an international securities exchange or traded over-the-counter. The Fund may use options to manage interest rate and currency risks. The Fund may also write covered call options and secured put options to generate income or lock in gains. The Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of the fair market value of its net assets may be invested in premiums on such options.

A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund forgoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price.

A Fund may purchase and write over-the-counter options ("OTC Options") on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. A Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the Advisor or Sub-Advisor.

OTC options are two party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

OTC options differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets, and with a wider range of expiration dates and exercise prices, than are exchange traded options.

FUTURES AND OPTIONS ON FUTURES. The Funds (with the exception of the Ohio Tax Free Bond Fund) may purchase and sell financial futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. The Quality Growth Fund, the Mid Cap Fund, the Balanced Fund, the Equity Income Fund, and the Bond Fund For Income may also purchase and sell stock index futures to hedge against changes in prices.

The Funds will not engage in futures transactions for speculative purposes. Futures contracts call for the delivery of particular securities at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

The International Equity Fund may enter into futures contracts involving foreign currency, securities and securities indices, or options thereon, for bona fide hedging purposes. The Fund may also enter into such futures contracts or related options for purposes other than bona fide hedging if the aggregate amount of initial margin deposits on the Fund's futures and related options positions would not exceed 5% of the net liquidation value of the Fund's assets, provided further that in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

A Fund may not sell futures contracts if the value of such futures contracts exceeds the total market value of the Fund's portfolio securities. Futures contracts and options thereon sold by a Fund are generally subject to segregation and coverage requirements established by either the Commodity Futures Trading Commission ("CFTC") or the SEC, with the result that, if the Fund does not hold the instrument underlying the futures contract or option, the Fund will be required to segregate on an ongoing basis with its custodian cash, U.S. government securities, or other liquid high grade debt obligations in an amount at least equal to the Fund's obligations with respect to such instruments.

The Funds may enter into securities index futures contracts and purchase and write put and call options on securities index futures contracts that are traded on regulated exchanges, (in the case of the International Equity Fund, including non-U.S. exchanges) to the extent permitted by the CFTC. Securities index futures contracts are based on indexes that reflect the market value of securities of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

The Funds may enter into securities index futures contracts to sell a securities index in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. When a Fund is not fully invested and anticipates a significant market advance, it may enter into futures contracts to purchase the index in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. In many of these transactions, a Fund will purchase such securities upon termination of the futures position but, depending on market conditions, a futures position may be terminated without the corresponding purchases of common stock. A Fund may also invest in securities index futures contracts when the Advisor or Sub-Advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.

A Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When a Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, a Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option. An option on a securities index futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a securities index futures contract. A Fund may purchase and write put and call options on securities index futures contracts in order to hedge all or a portion of its investment and may enter into closing purchase transactions with respect to written options in order to terminate existing positions. There is no guarantee that such closing transactions can be effected. A Fund may also invest in options on securities index futures contracts when the Advisor or Sub- Advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or in the securities underlying the index, or when the futures contract or underlying securities are not available for investment upon favorable terms.

Except as indicated above with respect to the International Equity Fund, a Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on a Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of a Fund's total assets. When a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When a Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

RISKS. The use of futures and related options involves special considerations and risks. For example, the ability of a Fund to utilize futures successfully will depend on the Advisor's or Sub-Advisor's ability to predict pertinent market movements, and the Advisor or Sub-Advisor could be incorrect in its expectations about the direction or extent of market factors such as stock price movement. In these events, the Fund may lose money on the future contract or option. Also, there might be imperfect correlation, or even no correlation, between the change in market value of the securities held by Fund and the prices of the futures and options thereon relating to the securities purchased or sold by Fund. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. The use of futures and related options may reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements but they can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in positions. No assurance can be given that the Advisor's or Sub-Advisor's judgment in this respect will be correct.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Advisor or Sub-Advisor will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options positions depends on this secondary market.

EQUITY INVESTMENT CONSIDERATIONS

With respect to the Quality Growth, Mid Cap, Balanced, International Equity and Equity Income Funds, as with other mutual funds that invest primarily in equity securities, the Funds are subject to market risks. Since equity markets tend to be cyclical, the possibility exists that common stocks could decline over short or even extended periods of time. With respect to the Mid Cap Fund and the Equity Income Fund, because these Funds invest in medium capitalization stocks, there are some additional risk factors associated with investments in these Funds. In particular, stocks in the medium capitalization sector of the United States equity market tend to be slightly more volatile in price than larger capitalization stocks, such as those included in the S&P 500 Index. This is because, among other things, medium-sized companies have less certain growth prospects than larger companies, have a lower degree of liquidity in the equity market, and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting slightly higher volatility, the stocks of medium-sized companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of medium-sized companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that the Fund will be slightly more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's 500 Index.

FOREIGN INVESTMENTS

Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. While a number of the considerations noted below under "Foreign Companies" are relevant to the ability of several funds to invest in ADRs, the following is of particular interest with respect to the International Equity Fund. In an attempt to reduce some of these risks, the International Equity Fund diversifies its investments broadly among foreign countries, which may include both developed and emerging countries. At least three different countries will always be represented in that portfolio.

EXCHANGE RATES. Foreign securities are denominated in foreign currencies. Therefore, the value in U.S. dollars of the Fund's assets and income may be affected by changes in exchange rates and regulations. Although the Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.

FOREIGN COMPANIES. Other differences between investing in foreign and U.S. companies include:

-        less publicly available information about foreign companies;

- the lack of uniform financial accounting standards applicable to foreign companies;

-        less readily available market quotations on foreign companies;

- differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;

- differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;

- generally lower foreign stock market volume and possible delays in settlement of foreign transactions (which could adversely affect shareholder equity);

- the likelihood that foreign securities may be less liquid or more volatile;

-        foreign brokerage commissions may be higher;

-        unreliable mail service between countries; and

- political or financial changes which adversely affect investments in some countries (including possible governmental seizure or nationalization of assets).

U.S. GOVERNMENT POLICIES. In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Although the Fund is unaware of any current restrictions, investors are advised that these policies could be reinstituted.

EMERGING MARKETS. The International Equity Fund may take advantage of the unusual opportunities for higher returns available from investing in emerging countries. These investments, however, carry considerably more volatility and risk because they generally are associated with less mature economies and less stable political systems. The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation in other emerging countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging countries to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

With respect to any emerging country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the U.S.

FOREIGN BANK INSTRUMENTS. Different risks may also exist for Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("Yankee CDs") because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information.

DERIVATIVE SECURITIES

Several of the Funds may invest in securities that may be described as "derivative" securities. These securities "derive" their value from changes in the value of an underlying security, currency, commodity, or index, and may include asset-backed securities; mortgage-backed securities (such as CMOs); or futures, forward, option and swap contracts.

Derivative securities can be used to reduce or increase the volatility of an investment portfolio's performance. While derivative securities may respond to market changes differently than the securities, currencies, commodities, or indices that underlie them, they do not necessarily present greater market risk than the underlying investments.

The Funds that utilize investment contracts or securities that may be deemed to be derivative securities may do so only subject to the limitations described in this prospectus. For example, the Funds that invest in put options may do so only as a hedge to attempt to protect securities that they hold against decreases in value. The Funds that write call options may do so only on securities held in their portfolios or on securities that they have a right to obtain without payment of additional consideration. When the International Equity Fund deals in options on foreign currencies, securities, and securities indices, and on future contracts, it does so to manage interest rate and currency risks. These and other investment practices are fully described above, including limitations on the amount of assets that may be invested in these securities and rating requirements, if applicable.

BOND RATINGS

Bonds rated in the fourth highest rating category by a NRSRO (e.g., "BBB" by S&P or "Baa" by Moody's) have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than higher rated bonds. If a security's rating is reduced below the required minimum after a Fund has purchased it, the Fund is not required to sell the security, but may consider doings so.

TEMPORARY INVESTMENTS

For defensive purposes only, and in such amounts as the Advisor in its judgment believes market conditions warrant, the Government Securities Fund, Quality Bond Fund, Quality Growth Fund, Mid Cap Fund, Balanced Fund, Equity Income Fund and Bond Fund For Income may also invest temporarily in cash and money market instruments during times of unusual market conditions and to maintain liquidity as described below. Temporary investments may include obligations such as:

         - domestic issues of corporate debt obligations including variable rate demand notes;

         -        commercial paper and other money market instruments;

         - securities issued and/or guaranteed as to payment of principal and interest by U.S. government, its agencies, or instrumentalities;

         -        instruments of domestic and foreign banks; an

         -        repurchase agreements.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Funds with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. A Fund treats variable rate demand notes as maturing on the later of the date of the next interest adjustment or the date on which a Fund may next tender the security for repurchase.

COMMERCIAL PAPER. The Funds may acquire commercial paper rated A-1 by S&P, Prime-1 by Moody's, or F-1 by Fitch Investors Service, and money market instruments (including commercial paper) which are not rated but are determined by the Trustees to be of comparable quality to other bank or corporate obligations.

BANK INSTRUMENTS. The Funds may acquire instruments of domestic banks and foreign banks (such as certificates of deposit, demand and time deposits, saving shares, and bankers' acceptances) if those banks have capital, surplus, and undivided profits of over $100,000,000 and/or if their deposits are insured by the Federal Deposit Insurance Corporation ("FDIC"). These instruments may include ECDs, Yankee CDs, and ETDs which are subject to the same risks as detailed previously under "Foreign Investments."

In addition, all of the Funds may purchase shares of other investment companies, primarily for the purpose of investing short-term cash on a temporary basis.

FOUNTAIN SQUARE FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.

INVESTMENT ADVISOR. Pursuant to an investment advisory contract with the Trust investment decisions for the Funds are made by Fifth Third Bank, the Funds' Advisor, subject to direction by the Trustees. The Advisor continually conducts investment research and supervision for the Funds and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of each Fund.

With respect to the International Equity Fund, as discussed further below, the Advisor has retained the Sub-Advisor to act as sub-advisor to the Fund. As Advisor, Fifth Third Bank will conduct a program for ongoing oversight and evaluation of the Sub- Advisor's services to this Fund, and will regularly report to the Trustees on these matters. Fifth Third Bank will also assist in the formulation of, and will continue to monitor, the structure and strategies of this Fund's portfolio to meet the needs of shareholders. As part of the above, Fifth Third Bank will review the portfolio daily and will monitor the Fund's expenses, as well as the brokerage and research services provided to the Fund and selection of brokers by the Sub-Advisor.

         ADVISORY FEES. The Advisor receives an investment advisory fee at annual rates equal to percentages of the relevant Fund's average net assets as follows: the Government Securities Fund, the Quality Bond Fund, the Ohio Tax Free Bond Fund, the Bond Fund For Income, and the Municipal Bond Fund-0.55%; the Quality Growth Fund, the Mid Cap Fund, the Balanced Fund, and the Equity Income Fund-0.80%; the International Equity Fund-1.00%. The fees paid by the Quality Growth, the Mid Cap, the Balanced, and the International Equity Funds while higher than the advisory fee paid by other mutual funds in general, are comparable to fees paid by many mutual funds with similar objectives and policies. The investment advisory contract provides for the voluntary waiver of expenses by the Advisor from time to time. The Advisor has undertaken to waive up to the amount of the advisory fee, for operating expenses, in excess of limitations established by certain states. The Advisor may voluntarily choose to waive a portion of its fees or reimburse the Funds for certain other expenses, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

         ADVISOR'S BACKGROUND. Fifth Third Bank, an Ohio state chartered bank, is a wholly-owned subsidiary of Fifth Third Bancorp, a bank holding company organized under the laws of Ohio. Fifth Third Bank is a commercial bank offering a wide range of banking services to its customers. As of July 31, 1996, Fifth Third Bank and its affiliates managed assets in excess of $8.9 billion on a discretionary basis and provided custody services for additional assets in excess of $76.1 billion.

         Fifth Third Bank has managed pools of commingled funds since 1953. Currently, the Trust and Investment Division manages 13 such pools with total assets of over $1.01 billion. Fifth Third Bank has managed mutual funds since 1988.

         As part of its regular banking operations, Fifth Third Bank may make loans to public companies. Thus, it may be possible from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Fifth Third Bank. The lending relationship will not be a factor in the selection of securities.

         PORTFOLIO MANAGERS' BACKGROUND. Steven E. Folker is the Chief Equity Strategist for Fifth Third Trust and Investment Services and is a Chartered Financial Analyst. He is a Vice President and Trust Officer of Fifth Third Bank. Mr. Folker has over 16 years of investment experience and has been the portfolio manager for the Growth and Balanced Funds since February of 1993 and manager of the Mid Cap Fund since June 1993. He earned a B.B.A. in Finance and Accounting and an M.S. in Finance, Investments, and Banking from the University of Wisconsin. He is also a member of the Cincinnati Society of Financial Analysts. Prior to joining Fifth Third Bank in July 1992, Mr. Folker was Director of Research with Central Trust Bank/PNC Bank in Cincinnati for six years.

         John B. Schmitz manages large institutional accounts, the International Equity Fund, and the Equity Income Fund for Fifth Third Trust and Investment Services. Mr. Schmitz is a Vice President and Trust Officer of Fifth Third Bank and a Chartered Financial Analyst. Mr. Schmitz graduated with a B.B.A. in Finance and Real Estate from the University of Cincinnati. He is also a member of the Cincinnati Society of Financial Analysts. Mr. Schmitz has over 12 years of investment experience and has been with Fifth Third Bank for over 10 years.

         Roberta Tucker is Chief Fixed Income Strategist for Fifth Third Trust and Investment Services. She is a Vice President and Trust Officer of Fifth Third Bank. Ms. Tucker has more than 13 years of investment experience and assumed investment management responsibility for the Balanced and Quality Bond in July of 1996. She has managed the Bond Fund For Income since its inception. Ms. Tucker is a member of AIMR and Financial Analyst Society. Prior to joining Fifth Third Bank in June of 1996, Ms. Tucker was Head of Fixed Income Management at Westridge Capital Management in Santa Barbara, California from May 1994 through May 1996. Prior to that, she was a Vice President and Senior Fund Manager with Banc One Investment Advisors since 1987.

         Carla C. McGuire is a fixed income portfolio manager for Fifth Third Trust and Investment Services. She is an Assistant Vice President and Senior Trust Officer of Fifth Third Bank. Ms. McGuire has over 12 years of investment experience and has been the portfolio manager of the U.S. Government Securities Fund since September of 1996, and of the Ohio Tax Free Bond Fund and the Municipal Bond Fund since March of 1997. She earned a B.S. in Information Systems from Maryville University and an M.B.A. in Finance from St. Louis University. Ms. McGuire is a member of AIMR and the Cincinnati Society of Financial Analysts.

SUB-ADVISOR. Under the terms of a Sub-Advisory Agreement between Fifth Third Bank and the Sub-Advisor, the Sub-Advisor will be responsible as sub-advisor for managing the International Equity Fund's portfolio, selecting investments for purchase or sale, along with the countries in which the Fund will invest, and the dealers in these securities. In addition, the Sub-Advisor will furnish to Fifth Third Bank such investment advice and statistical and other factual information as may from time to time be reasonably requested by Fifth Third Bank.

         SUB-ADVISORY FEES. The Advisor will be responsible for compensating the Sub-Advisor at the annual rate of 0.50% of the Fund's average daily net assets.

         SUB-ADVISOR'S BACKGROUND. Morgan Stanley Asset Management Inc., with principal offices at 1221 Avenue of the Americas, New York, NY 10020, is a wholly-owned subsidiary of Morgan Stanley Group Inc. It conducts a worldwide portfolio management business, providing a broad range of portfolio management services to customers in the United States and abroad. At June 30, 1995, the Sub-Advisor managed investments totaling approximately $40.0 billion under active management and $15.1 billion as Named Fiduciary or Fiduciary Advisor.

         PORTFOLIO MANAGERS' BACKGROUND. Barton M. Biggs has been Chairman and a Director of the Sub-Advisor since 1980 and Managing Director of Morgan Stanley & Co. Incorporated since 1975. He is also a Director of Morgan Stanley Group, Inc. and a Director and Officer of six registered investment companies to which the Sub-Advisor and certain of its affiliates provides investment advisory services. Mr. Biggs holds a B.A. from Yale University and an M.B.A. from New York University.

         Madhav Dhar is a Managing Director of Morgan Stanley & Co. Incorporated. He joined the Sub-Advisor in 1984 to focus on global asset allocation and investment strategy and now heads the Sub-Advisor's emerging markets group and serves as the group's principal portfolio manager. He holds a B.S. (honors) from St. Stephens College, Delhi University (India), and an M.B.A. from Carnegie-Mellon University.

         Francine Bovich joined the Sub-Advisor as a Principal in 1993. She is responsible for product development, portfolio management and communication of the Sub-Advisor's asset allocation strategy to institutional investor clients. Previously, Ms. Bovich was a principal and Executive Vice President of Westwood Management Corp., a registered investment advisor. Before joining Westwood Management Corp., she was a Managing Director of Citicorp Investment Management, Inc. (now Chancellor Capital Management), where she was responsible for the Institutional Investment Management Group. Ms. Bovich began her investment career with Banker's Trust Company. She holds a B.A. in Economics from Connecticut College and an M.B.A. from New York University.

         Ann Thivierge is a Vice President of the Sub-Advisor. She is a member of the Sub-Advisor's asset allocation committee, primarily representing the Total Fund Management Team since its inception in 1991. Ms. Thivierge holds a B.A. in International Relations from James Madison College, Michigan State University, and an M.B.A. in Finance from New York University.

DISTRIBUTION OF SHARES OF THE FUNDS

BISYS Fund Services L.P. serves as the distributor for the Trust. BISYS Fund Services L.P. is wholly-owned by BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424, a publicly owned company engaged in information processing and recordkeeping services to and through banking and other financial organizations.

The distributor may offer to pay financial institutions an amount equal to 1% of the net asset value of Investment C Shares purchased by their clients or customers at the time of purchase. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund. Financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.

DISTRIBUTION PLAN

Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), Investment A Shares and Investment C Shares may pay a fee to the distributor in an amount computed at an annual rate of up to
 .35% and .75%, respectively, of the average daily net assets of each class of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. For Investment A Shares and Investment C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisors, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Distribution Plan is a compensation type plan. As such, the Funds make no payments to the distributor except as described above. Therefore, the Funds do not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Funds, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Shares under the Plan. The Funds will not accrue or pay distribution expenses pursuant to the Distribution Plan with respect to Investment A Shares until a separate class of shares has been created for certain trust or employee benefit customers of Fifth Third Bank or a determination is made that such investors will be subject to the distribution expenses.

ADMINISTRATIVE SERVICES AGREEMENT (INVESTMENT C SHARES ONLY)

In addition, the Funds have entered into an Administrative Services Agreement with respect to Investment C Shares with Fifth Third Bank, under which the Funds may make payments up to 0.25 of 1% of the average daily net asset value of Investment C Shares to obtain certain administrative services for shareholders and for the maintenance of shareholder accounts ("Administrative Services"). Under the Administrative Services Agreement, Fifth Third Bank will either perform Administrative Services directly or will select certain firms to perform Administrative Services, for which such firms may receive all or a portion of the Administrative Services fee.

OTHER PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Distribution Plan and Administrative Services Agreement, BISYS Fund Services and Fifth Third Bank, from their own assets, may pay financial institutions supplemental fees for the performance of sales services, distribution-related support services, or shareholder and administrative services.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state laws.

ADMINISTRATION OF THE FUNDS

ADMINISTRATIVE SERVICES. BISYS Fund Services L.P. serves as the administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS Fund Services L.P. provides these at an annual rate as specified below:

                 MAXIMUM                     AVERAGE AGGREGATE DAILY
           ADMINISTRATIVE FEE                NET ASSETS OF THE FUND
           ------------------                ----------------------

                 .20%                        of the first $1 billion
                 .18%                        of the next $1 billion
                 .17%                        in excess of $2 billion


The administrator may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performs sub-administration services on behalf of each Fund including providing certain administrative personnel and services necessary to operate the Fund for which it receives a fee from BISYS Fund Services L.P. computed daily and paid periodically calculated at an annual rate of 0.025% of average daily net assets.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the Funds, transfer agent for the shares of the Funds, and dividend disbursing agent for the Funds.

INDEPENDENT AUDITORS. The independent auditors for the Funds are Ernst & Young LLP, Cincinnati, Ohio.

EXPENSES OF THE FUNDS, INVESTMENT A SHARES, AND INVESTMENT C SHARES

Holders of Investment A Shares and Investment C Shares pay their allocable portion of Trust and Fund expenses.

The Trust expenses for which holders of Investment A Shares and Investment C Shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; registering the Trust with federal and state securities authorities; Trustees' fees; auditors' fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.

The Fund expenses for which holders of Investment A Shares and Investment C Shares pay their allocable portion include, but are not limited to: registering the Fund and Investment A Shares and Investment C Shares of the Fund; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; legal expenses of the Fund; organizational expenses; and such non-recurring and extraordinary items as may arise from time to time.

At present, the only expenses which are allocated specifically to Investment A Shares and Investment C Shares as classes are expenses under the Trust's Distribution Plan and fees for Administrative Services. However, the Trustees reserve the right to allocate certain other expenses to holders of Investment A Shares and Investment C Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Investment A Shares and Investment C Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Investment A Shares and Investment C Shares; legal fees relating solely to Investment A Shares or Investment C Shares; and Trustees' fees incurred as a result of issues related solely to Investment A Shares or Investment C Shares.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor and Sub-Advisor look for prompt execution of the order at a favorable price. In working with dealers, the Advisor and Sub-Advisor will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Advisor and Sub-Advisor may give consideration to those firms which have sold or are selling shares of the Fund. The Advisor and Sub-Advisor make decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

Subject to the overriding objective of obtaining the best possible execution of orders, a portion of International Equity Fund's portfolio brokerage transactions may be allocated to broker affiliates of the sub-advisor. In order for such affiliates to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration they receive must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Trustees of the Fund, including a majority of the Trustees who are not "interested persons," have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to such affiliates are consistent with the foregoing standard.

NET ASSET VALUE
--------------------------------------------------------------------------------

The net asset value per share of each Fund fluctuates daily. The net asset value for Shares of each Fund is determined by adding the interest of each class of Shares in the market value of all securities and other assets of each Fund, subtracting the interest of each class of Shares in the liabilities of such Fund and those attributable to each class of Shares, and dividing the remainder by the total number of each class of Shares outstanding. The net asset value for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

The net asset value of each class of Shares of the Funds is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected and days during which no Shares are tendered for redemption and no orders to purchase Shares are received.

INVESTING IN THE FUNDS


The Funds offer investors two classes of Shares that either carry sales loads or contingent deferred sales charges in different forms and amounts and which bear different levels of expense.

SHARE PURCHASES

Shares of the Funds are sold on days on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. In connection with the sale of Shares of the Funds, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Funds reserve the right to reject any purchase request. Purchases of Fund Shares may not be available to investors in all states.

Shares of the Funds may be purchased either through a financial institution (such as a bank or broker-dealer that has a sales agreement with the distributor) or by wire or check directed to the Fund. Investors may contact the Funds toll-free at (888) 799- 5353.

Purchase orders must be received by the Funds by 2:30 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Payment may be made to the Funds' custodian either by check or federal funds. Purchases by check are considered received after payment by check is converted into federal funds and received by the custodian. This is normally the next business day after the Funds receive the check. When payment is made with federal funds, the order is considered received when federal funds are received by the Funds. Federal funds should be wired to the Funds as follows: ABA No. 042 000 314 Fifth Third Cincinnati, Attention: Fountain Square Funds Department; For Credit to:
(shareholder name and account number); For Further Credit to: Fountain Square (Name of Fund and applicable Class of Shares). Investors not purchasing directly from the Funds should consult their financial institutions for wiring instructions. Orders placed through financial institutions must be received by the financial institution and transmitted to the Funds before 2:30 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly, however, investors should allow sufficient time for orderly processing and transmission.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares of a Fund by an investor is $1,000. Subsequent investments must be in amounts of at least $50.

INVESTING IN INVESTMENT A SHARES

Investment A Shares of the Funds are sold at their net asset value next determined after an order is received, plus a sales charge as follows:



                            SALES CHARGE AS         SALES CHARGE AS
                             A PERCENTAGE            A PERCENTAGE
                               OF PUBLIC             OF NET AMOUNT
                                                       INVESTED



   AMOUNT OF TRANSACTION                                 OFFERING PRICE
   ---------------------                                 --------------
Less than $50,000..............................        4.50%         4.71%
$50,000 but less than $100,000.................        4.00%         4.17%
$100,000 but less than $150,000................        3.00%         3.09%
$150,000 but less than $250,000................        2.00%         2.04%
$250,000 but less than $500,000................        1.00%         1.01%
$500,000 or more...............................        0.00%         0.00%


The net asset value for the Funds is determined at the close of trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time) Monday through Friday, except on days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected and days during which no Shares are tendered for redemption and no orders to purchase Shares are received. No orders to purchase or redeem Shares are processed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

PURCHASES AT NET ASSET VALUE. Investment A Shares of the Funds may be purchased at net asset value, without a sales charge, by current and retired employees and Directors of Fifth Third Bancorp and their spouses and children under 21; Fountain Square Fund Trustees; clients of Fifth Third Bank who make purchases through the Trust and Investment Division; and registered representatives and employees of the distributor and broker-dealers who have entered into sales agreements with the distributor, as well as their spouses and children under 21. Investment A Shares may also be purchased at net asset value by qualified employee benefit plans under the Internal Revenue Code, subject to minimum requirements with respect to number of employees or amount of purchase which may be established by the distributor. Finally, no sales load is imposed for Investment A Shares purchased by broker-dealers, investment advisors, or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting, or other fee for their services.

DEALER CONCESSIONS. For sales of Investment A Shares of a Fund, a dealer will normally receive up to 85% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor, in its sole discretion, may uniformly offer to pay to all dealers selling Investment A Shares of the Funds, all or a portion of the sales charge it normally retains. If accepted by the dealer, such additional payments will be predicated upon the amount of Fund Investment A Shares sold.

The sales charge for Investment A Shares sold other than through registered broker/dealers will be retained by the distributor. The distributor may pay fees to financial institutions out of the sales charge in exchange for sales and/or administrative services performed on behalf of the financial institution's customers in connection with the initiation of customer accounts and purchases of Investment A Shares.

REDUCING/ELIMINATING THE SALES CHARGE. The sales charge can be reduced or eliminated on the purchase of Investment A Shares through:

         -        quantity discounts and accumulated purchases;

         -        signing a 13-month letter of intent;

         - Fifth Third Bank's Club 53, One Account Plus, One Account Gold, One Account Advantage, or One Account Platinum Programs;

         - purchases with proceeds from redemptions of unaffiliated mutual fund shares;

         - purchases with proceeds from distributions of qualified retirement plans or other trusts administered by Fifth Third Bank; or

         -        concurrent purchases.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table above, larger purchases of a Fund's Investment A Shares reduce the sales charge paid. The distributor will combine purchases made on the same day by the investors, their spouses, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase of Investment A Shares of a Fund is made, the distributor will aggregate such additional purchases with previous purchases of Investment A Shares of the Funds provided the prior purchase is still invested in either of these Funds. For example, if a shareholder already owns Investment A Shares having a current value at the public offering price of $40,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 4.00%, not 4.50%.

To receive the sales charge reduction, an investor should complete the appropriate section of the account application at the time the purchase is made indicating that Investment A Shares of a Fund have been purchased and are still invested or that such purchases are being combined. The distributor will reduce the sales charge after it confirms the purchase.

LETTER OF INTENT. If a shareholder intends to purchase at least $50,000 of Fund Investment A Shares over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Fund's custodian to hold up to 4.50% of the total amount intended to be purchased in escrow (in shares of the Fund) until such purchase is completed.

The amount held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent, which must be $50,000 or more of Fund Investment A Shares, is not purchased. In this event, an appropriate number of escrowed Investment A Shares may be redeemed in order to realize the difference in the sales charge.

This letter of intent will not obligate the shareholder to purchase Investment A Shares, but if he does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The letter may be dated as of a prior date to include any purchases made within the past 90 days; however, these previous purchases will not receive the reduced sales charge.

FIFTH THIRD BANK CLUB 53, ONE ACCOUNT PLUS, ONE ACCOUNT GOLD, ONE ACCOUNT ADVANTAGE AND ONE ACCOUNT PLATINUM PROGRAMS. All shareholders who have a Club 53 Account, One Account Plus, One Account Gold, One Account Advantage or One Account Platinum through Fifth Third Bank are eligible for a reduced sales charge on the purchase of Investment A Shares of the Funds. Shareholders should consult their Fifth Third Securities Representative for details about these account programs.

The reduced sales charges applicable to the accounts are as follows:


                                   SALES CHARGE AS              SALES CHARGE AS
                                    A PERCENTAGE                 A PERCENTAGE
                                      OF PUBLIC                  OF NET AMOUNT
AMOUNT OF TRANSACTION               OFFERING PRICE                  INVESTED
--------------------               ---------------              ---------------
Less than $50,000...............      3.97%                          4.13%
$50,000-$99,999.................      3.47%                          3.59%
$100,000-$149,999...............      2.47%                          2.53%
$150,000-$249,999...............      1.47%                          1.49%
$250,000-$499,999...............      0.47%                          0.47%
$500,000 or more................      0.00%                          0.00%


PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED MUTUAL FUND SHARES. Investors may purchase Investment A Shares of the Funds at net asset value, without a sales charge, with the proceeds from the redemption of shares of a mutual fund which was sold with a sales charge or commission. The purchase must be made within 60 days of the redemption, and the Funds must be notified by the investor in writing, or by his financial institution, at the time the purchase is made.

PURCHASES WITH PROCEEDS FROM DISTRIBUTIONS OF QUALIFIED RETIREMENT PLANS OR OTHER TRUSTS ADMINISTERED BY FIFTH THIRD BANK. Investors may purchase Investment A Shares of the Funds at net asset value, without a sales charge, with the proceeds from the distribution of a qualified retirement plan or other trust administered by Fifth Third Bank.

CONCURRENT PURCHASES. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of two or more Funds in the Trust, the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $20,000 in Investment A Shares of one of the Funds of the Trust with a sales charge, and $30,000 in Investment A Shares of another Fund with a sales charge, the sales charge would be reduced on both purchases.

To receive this sales charge reduction, the Funds must be notified by the shareholder in writing or by their financial institution at the time the concurrent purchases are made. The Funds will reduce the sales charge after they confirm the purchases.

INVESTING IN INVESTMENT C SHARES

Investment C Shares are sold at net asset value next determined after an order is received. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase. For a complete description of this charge, see "Contingent Deferred Sales Charge." Investment C Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but will have a higher expense ratio and pay lower dividends than Investment A Shares of the Funds due to the imposition of the 12b-1 fee and the Administrative Services fee.

No orders to purchase or redeem Investment C Shares are processed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange certain securities or a combination of certain securities and cash for Fund Shares. The securities and any cash must have a market value of at least $25,000. The Funds reserve the right to determine the acceptability of securities to be exchanged. On the day securities are accepted by a Fund, they are valued in the same manner as a Fund values its assets.
Investors wishing to exchange securities should first contact the Funds.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $50. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund Shares at the net asset value next determined after an order is received by the Funds, plus any applicable sales charge. The minimum initial investment requirement does not apply for those shareholders who participate in the Systematic Investment Program. A shareholder may apply for participation in this program on their account application or by contacting the Funds.

CERTIFICATES AND CONFIRMATIONS

The transfer agent maintains a Share account for each shareholder of record. Share certificates are not issued. Detailed statements that include account balances, information on each purchase or redemption, and a report of dividends paid are sent to shareholders.

DIVIDENDS AND CAPITAL GAINS

Dividends are declared just prior to determining net asset value. Capital gains realized by a Fund, if any, will be distributed at least once every 12 months. Dividends and capital gains will be reinvested in additional Shares on payment dates at the ex-dividend date net asset value without a sales charge unless cash payments are requested by shareholders by writing to the appropriate Fund.

Dividends are paid to all shareholders who are invested in a Fund on that Fund's record date. With respect to the Government Securities Fund, the Quality Bond Fund, the Quality Growth Fund, the Ohio Tax Free Bond Fund, the Equity Income Fund, the Bond Fund For Income, and the Municipal Bond Fund, dividends are declared and paid monthly. With respect to the Mid Cap Fund and the Balanced Fund, dividends are declared and paid quarterly. With respect to the International Equity Fund, dividends, if any, are declared and paid annually.

EXCHANGES
--------------------------------------------------------------------------------

A shareholder may exchange Shares of one Fund for Shares of the same class of any of the other Funds in the Trust by calling or sending a written request to the Funds.

Shareholders may exchange Shares of one Fund for Shares of the same class of any of the other Funds in the Trust by calling the Funds toll-free at (888) 799-5353 or sending a written request to the Funds. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Orders to exchange Shares of one Fund for Shares of the same class of any of the other Funds will be executed by redeeming the Shares owned at net asset value and purchasing Shares of the same class of any of the other Funds at the net asset value determined after the exchange request is received. Orders for exchanges received by a Fund prior to 2:30 p.m. (Eastern time) on any day that Fund is open for business will be executed as of the close of business that day. Orders for exchanges received after 2:30 p.m. (Eastern time) on any business day will be executed at the close of the next business day.

When exchanging into and out of Investment A Shares of the Funds in the Trust, shareholders who have paid a sales load once upon purchasing Investment A Shares of any Fund will not have to pay a sales load again on an exchange. When exchanging into and out of Investment C Shares of the Funds in the Trust, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."

An excessive number of exchanges may be disadvantageous to the Trust. Therefore the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and must specify the dollar value or number of Shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the Fund being acquired. An exchange constitutes a sale for federal income tax purposes.

The exchange privilege is only available in states where Shares of the Fund being acquired may legally be sold. Before the exchange, a shareholder must receive a prospectus of the Fund for which the exchange is being made.

REDEEMING SHARES
--------------------------------------------------------------------------------

Each Fund redeems Shares at their net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request. Redemptions will be made on days on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. Telephone or written requests for redemption must be received in proper form as described below and can be made through a shareholder's financial representative or directly through the Fund. Orders placed through financial institutions must be received by the financial institution and transmitted to the Funds before 2:30 p.m. (Eastern time) in order for Shares to be redeemed at that day's price. It is the financial institution's responsibility to transmit orders promptly, however, investors should allow sufficient time for orderly processing and transmission.

BY TELEPHONE

Shares may be redeemed in any amount by calling the Funds, provided the Funds have received a properly completed authorization form. Proceeds will be mailed in the form of a check to the shareholder's address of record or by wire transfer to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared. Telephone instructions may be recorded. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

For calls received before 2:30 p.m. (Eastern time), a check will be sent to the address of record. Normally, a check for the proceeds is mailed within three business days, but in no event more than seven days after receipt of a proper request for redemption has been received provided the Fund or its agents have received payment for Shares from the shareholder. If at any time a Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting a Fund to accept telephone requests must be completed. Authorization forms and information on this service are available from the Funds or the distributor.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL

A shareholder may redeem Shares by sending a written request to:

                           Fifth Third Bank
                           Fountain Square Funds Redemptions 1090EC
                           38 Fountain Square Plaza
                           Cincinnati, OH  45263

The written request should include the shareholder's name, the Fund and applicable Class name, the account number, the Share or dollar amount requested and the proper endorsement. Shareholders should call the Funds for assistance in redeeming by mail.

Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the appropriate Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

         - a trust company or commercial bank whose deposits are insured by the FDIC;

         - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

         - a savings and loan association or a savings bank whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

         - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Funds and their transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds and their transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within three business days, but in no event more than seven days, after receipt of a proper written redemption request, provided the Fund or its agents have received payment for Shares from the shareholder.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund Shares, and the fluctuation of the net asset value of Fund Shares redeemed under this program, redemptions may reduce, and eventually exhaust, the shareholder's investment in a Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in a Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through their financial representative or by contacting the Funds. Due to the fact that Shares are sold with a sales charge, it is not advisable for shareholders to be purchasing Shares while participating in this program. A contingent deferred sales charge may be imposed on Investment C Shares redeemed under the Program.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum value of $1,000.

Before redeeming shares to close an account, a Fund will notify the shareholder in writing and allow the shareholder 30 days to purchase additional Shares to meet the minimum requirement.

CONTINGENT DEFERRED SALES CHARGE

Shareholders redeeming Investment C Shares from their Fund accounts within one full year of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor of 1.00%. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Investment C Shares at the time of purchase or the net asset value of the redeemed Investment C Shares at the time of redemption.

The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) Shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) Shares held for more than one full year from the date of purchase. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than one full year from the date of purchase; (3) Shares held for fewer than one full year from the date of purchase, on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund Shares for Shares of other funds in the Trust (see "Exchanges"). Any contingent deferred sales charge imposed at the time the exchanged for Shares are redeemed is calculated as if the shareholder had held the Shares from the date on which he became a shareholder of the exchanged-from Shares.

The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of a shareholder; (2) redemptions representing distributions from an Individual Retirement Account or other retirement plan to a shareholder; and (3) involuntary redemptions by a Fund of Shares in shareholder accounts that do not comply with the minimum balance requirements. No contingent deferred sales charge will be imposed on redemptions of Shares held by Directors, employees and registered representatives of the Fund, the distributor, or affiliates of the Fund or distributor; employees of any financial institution that sells Shares of a Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons. The Trustees reserve the right to discontinue any elimination of the contingent deferred sales charge. Shareholders will be notified of such elimination. Any Investment C Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Funds' prospectus at the time of the purchase of the Shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify the transfer agent in writing that he is entitled to such elimination.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund, only Shares of that Fund are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or a Fund's operation and for the election of Trustees under certain circumstances.

As of September 16, 1996, Fifth Third Bank may for certain purposes be deemed to control the Funds because it is owner of record of certain shares of the Funds.

Trustees may be removed by a two-thirds vote of the number of Trustees prior to such removal or by a two-thirds vote of the shareholders at a special meeting. The Trustees shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Trust's outstanding Shares of all series entitled to vote.

MASSACHUSETTS LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust on behalf of a Fund. To protect shareholders of a Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of a Fund for such acts or obligations of the Trust. These documents require inclusion of this disclaimer in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of a Fund.

In the unlikely event a shareholder of a Fund is held personally liable for the Trust's obligations on behalf of a Fund, the Trust is required by the Declaration of Trust to use the property of a Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of a Fund for any act or obligation of the Trust on behalf of a Fund. Therefore, financial loss resulting from liability as a shareholder of a Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of a Fund.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956, as amended, or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment advisor, transfer agent, custodian, fund accountant, or dividend disbursing agent to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. The Funds' Advisor, Fifth Third Bank, is subject to such banking laws and regulations.

Fifth Third Bank believes that it may perform the investment advisory services for any Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Fifth Third Bank from continuing to perform all or a part of the above services for its customers and/or a Fund. In such event, changes in the operation of a Fund may occur, including the possible alteration or termination of any automatic or other Fund share investment or redemption services then being provided by Fifth Third Bank, and the Trustees would consider alternative investment advisors and other means of continuing available investment services. It is not expected that an existing Fund's shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities to Fifth Third Bank is found) as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Funds will pay no federal income tax because each Fund expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by a Fund, if any, will not be combined for tax purposes with those realized by any of the other Funds.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividend earned in an IRA or qualified retirement plan until distributed.

Shareholders are urged to consult their own tax advisors regarding the status of their accounts under state and local tax laws.

ADDITIONAL TAX INFORMATION FOR OHIO TAX FREE BOND FUND

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by the Fund, if any, will be taxable as long-term capital gains regardless of the length of time shareholders have held their Shares.

These tax consequences apply whether dividends are received in cash or as additional Shares. Information on the tax status of dividends and distributions is provided annually.

STATE OF OHIO INCOME TAXES. Dividends of the Fund representing interest from obligations held by the Fund which are issued by the state of Ohio or its subdivisions, which interest is exempt from federal income tax when received by a shareholder, should also be exempt from the Ohio individual income tax. Dividends of the Fund representing interest from obligations held by the Fund which are issued by the state of Ohio or its subdivisions should also be exempt from any Ohio municipal income tax even if the municipality is permitted under current Ohio law to levy a tax on intangible income.

OTHER STATE AND LOCAL TAXES. Income from the Fund is not necessarily free from state income taxes in states other than Ohio or from personal property taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the status of their accounts under state and local tax laws.

ADDITIONAL TAX INFORMATION FOR MUNICIPAL BOND FUND

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by the Fund, if any, will be taxable as long-term capital gains regardless of the length of time shareholders have held their Shares.

These tax consequences apply whether dividends are received in cash or as additional Shares. Information on the tax status of dividends and distributions is provided annually.

ADDITIONAL TAX INFORMATION FOR INTERNATIONAL EQUITY FUND

The Fund may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company (PFIC). Federal income taxes may be imposed on the Fund upon disposition of PFIC investments.

Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduced tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is unknown. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Internal Revenue Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Internal Revenue Code, as amended, may limit a shareholder's ability to claim a foreign tax credit. Furthermore, shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Funds advertise total return and yield for each class of Shares. In addition, the Ohio Tax Free Bond Fund and the Municipal Bond Fund may advertise tax-equivalent yield.

Total return represents the change, over a specified period of time, in the value of an investment in each class of Shares of a Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of each class of Shares of a Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by each class of Shares over a thirty-day period by the maximum offering price per Share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by each class of Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The tax-equivalent yields of the Ohio Tax Free Bond Fund and the Municipal Bond Fund are calculated similarly to the yield, but are adjusted to reflect the taxable yield that would have to be earned to equal the actual yield of each class of Shares of the Funds, assuming a specific tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by each class of Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of non-recurring charges, such as the maximum sales load or contingent deferred sales load which, if excluded, would increase the total return, yield, and tax-equivalent yield.

From time to time, advertisements for each class of Shares of the Funds may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of such class of Shares to certain indices.

ADDRESSES
--------------------------------------------------------------------------------


    Fountain Square U.S. Government                 Fountain Square Funds
      Securities Fund                               c/o Fifth Third Bank
    Fountain Square Quality Bond Fund               38 Fountain Square Plaza
    Fountain Square Ohio Tax Free Bond Fund         Cincinnati, Ohio  45263
    Fountain Square Quality Growth Fund
    Fountain Square Mid Cap Fund
    Fountain Square Balanced Fund
    Fountain Square International Equity Fund
    Fountain Square Equity Income Fund
    Fountain Square Bond Fund For Income
    Fountain Square Municipal Bond Fund

--------------------------------------------------------------------------------

Investment Advisor
         Fifth Third Bank                           38 Fountain Square Plaza
                                                    Cincinnati, Ohio  45263

--------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend Disbursing Agent, and Sub-Administrator
         Fifth Third Bank
                                                    38 Fountain Square Plaza
                                                    Cincinnati, Ohio  45263

--------------------------------------------------------------------------------

Distributor and Administrator
         BISYS Fund Services, L.P.                  3435 Stelzer Road
                                                    Columbus, Ohio 43219

--------------------------------------------------------------------------------

Independent Auditors
         Ernst & Young LLP                          1300 Chiquita Center
                                                    250 East Fifth Street
                                                    Cincinnati, Ohio 45202

--------------------------------------------------------------------------------